UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Gregory F. Niland

American Funds College Target Date Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds College Target Date Series® Annual report for the year ended October 31, 2022

A balanced approach
that seeks to build
and preserve wealth
for higher education

American Funds® College 2039 Fund, American Funds® College 2036 Fund, American Funds College 2033 Fund®, American Funds College 2030 Fund®, American Funds College 2027 Fund®, American Funds College 2024 Fund®: Each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. Each fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College Enrollment Fund®: The fund’s investment objective is to provide current income, consistent with preservation of capital.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended September 30, 2022 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2023 (unaudited). The expense ratios are restated to reflect current fees.

	Cumulative total returns	Average annual total returns
Class 529-A shares	1 year	5 years	10 years	Lifetime*	Expense ratios

Reflecting 3.50% maximum initial sales charge:
American Funds College 2039 Fund	–26.04%	—	—	–15.16%	0.87%
American Funds College 2036 Fund	–23.63	—	—	2.01	0.80
American Funds College 2033 Fund	–20.33	2.69%	—	4.12	0.75
American Funds College 2030 Fund	–16.43	2.45	5.96%	5.73	0.70
American Funds College 2027 Fund	–14.61	1.58	4.90	4.72	0.69
American Funds College 2024 Fund	–13.06	0.90	3.82	3.70	0.68

Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund	–11.24	–0.52	0.15	0.17	0.69

*	Since September 14, 2012, for all funds except College 2039 Fund (which commenced operations on March 26, 2021), College 2036 Fund (which commenced operations on February 9, 2018) and College 2033 Fund (which commenced operations on March 27, 2015).

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Results at a glance

5	The value of a $10,000 investment

7	Investment approach for American Funds College Target Date Series

8	Investment portfolios

21	Financial statements

55	Board of trustees and other officers

Fellow investors:

It is our pleasure to present the annual report for the American Funds College Target Date Series, for the fiscal year ended October 31, 2022.

Over the fiscal year, all seven funds within the series registered negative results, ranging from –23.02% (2039 fund) to –8.75% (College Enrollment Fund). We continue to maintain a long-term perspective regarding investing on behalf of our shareholders and their college-bound beneficiaries. It should be noted that since the series’ inception, the longer dated funds have met their objective of delivering growth of principal over time.

As always, we encourage investors to keep short-term results in their proper perspective, as seen in the table on page 4.

About the series

American Funds College Target Date Series is managed by the Target Date Solutions Committee, a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. The series is comprised of a mix of individual American Funds employed using an objective-based framework supported by rigorous analysis. The mix of funds focuses on growth in the early years and places a greater emphasis on preservation as beneficiaries approach college. This gradual shift over time is referred to as the “glide path.” This strategic approach and use of broadly diversified funds have helped the series weather challenging market environments.

The economy

Following strong gains for global equities toward the end of the last reporting period (October 2021), the world experienced separate and tumultuous crises going into the first quarter of 2022 and continuing throughout the year. This year we’ve seen record inflation, a bear market leading to a probable recession, the continuation of the COVID-19 pandemic with its far-reaching effects, and a new ground war in Europe that caused global disruption to energy and agriculture markets. All these factors combined had drastic effects on global markets. Such tumultuous events aren’t new, but most haven’t happened for decades, and never all at once.

Despite such strong headwinds, we believe there are still reasons for optimism. Companies and people are remarkably resilient. For example, in response to the natural gas supply shock in Europe, households have lowered thermostats and heavy industry has found alternatives to industrial gas. As a result, the pursuit of sustainability has gained momentum as it becomes clear that resisting change is much riskier than it was formerly perceived to be.

During this reporting period, inflation hit its highest levels in 40 years. In February, the Consumer Price Index climbed 7.9% from the previous year. Gasoline prices

The college target date funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to the fund’s most recent prospectus for details. For more information on fee waivers and expense reimbursements, visit capitalgroup.com.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisors should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

American Funds College Target Date Series	1

surged 38% and grocery spending spiked 8.6%. Excluding food and energy, core inflation rose 6.4%, including a 41.2% increase in used car prices. While we saw a rise in inflation in early 2021, it became a much more significant problem than expected over most of 2022.

Russian tanks rolled into Ukraine in Europe’s first major land war since World War II. Of course, the most dire consequences of war are death, suffering and destruction in the war zone and occupied territories. But the war has also had a profound impact on the global economy and markets.

The conflict sent energy prices soaring amid the sabotage of the Nord Stream 1 pipeline and appeals for allied nations to shun Russian oil and gas. The spike in gas prices, the likes of which we haven’t seen since the 1970s, is having huge social and economic costs in Europe. European countries have amassed enough reserves to make it through the winter of 2022–2023, but prices remain high enough to drive many households below the poverty line, putting an immense strain on European governments. Germany, the largest economy in Europe, risks deindustrialization if shortages persist.

Ukraine is a key supplier of grain and, along with Russia, a major provider of fertilizer products. As such, the war has disrupted agricultural markets, triggering a global food crisis — evidenced by a spike in food prices in developed nations and food supply deficiencies in developing market countries.

Until this year, the U.K. was seen as a stable country, but economists have noted that it appears to be exhibiting developing-country behavior in the marketplace. The country has been through a complex period of political turmoil that saw a revolving door of prime ministers and controversial tax-cut plans that were ultimately dropped. In October 2022, the U.K. Gilt 30-year bond declined 400 basis points, a loss of nearly half its value for holders of the instrument.

China’s economy declined as well, mainly due to a collapsing property market and to China’s zero-COVID policy. In last year’s annual report, we noted that the property market in China had been shaken, but this subsequently threatened to evolve into a financial crisis. Shutdowns and restrictions due to the zero-COVID policy have had a severe impact on domestic economic activity and global supply chains.

In addition to these events, the challenging global effects of the pandemic, such as severe supply chain problems and a dramatic shrinking of the labor force in most regions, have persisted, dashing hopes for a quick resolution.

As a note on the actions of the U.S. Federal Reserve and other central banks, it might be tempting to assume that the Fed drives market behaviors. However, in practice, the Fed reacts to world events and their impact on economies and markets. With inflation rising to levels not seen since the beginning of the 1980s, the Fed increased its key policy rate by 50 basis points in May, then 75 basis points in June — the largest single rate hike by the U.S. central bank since 1994. Then, the Fed raised the rate another 75 basis points in July and did the same again in September. Many other central banks moved aggressively to hike interest rates as well.

While U.S. gross domestic product declined in the first and second quarters of 2022, it rose 2.6% in the third amid countering increases in wages and inflation. This created signs of hope for long-term economic resilience but did not allay recession fears.

The stock market

Global equity markets realized gains in 2021, fueled by strong returns from growth stocks and ongoing government stimulus measures. U.S. equities outpaced nearly all other developed markets, with investors shrugging off spiking COVID-19 cases from the highly contagious omicron variant.

However, equity gains faded quickly due to volatility in the new year, caused by higher inflation, rising rates and the Russia-Ukraine war, which accelerated a broad selloff that commenced in late 2021. Despite a robust July rally, stocks fell sharply again in the second and third quarters of 2022, owing to these continuing concerns and slowing global economic growth fueling recession worries.

From the end of last year to May 2022, growth stocks declined more than value stocks, a derailing of a decades-long trend.

The bond market

Fixed income markets came under pressure at the end of 2021 amid rising inflation and central bank actions. The Fed and the Bank of England both hiked rates during the first quarter, and the Fed

2	American Funds College Target Date Series

moved to reduce its bond-buying program, as did other central banks. Bonds declined sharply as high inflation and the initiation of interest rate hikes weighed on fixed income markets. The Bloomberg U.S. Aggregate Index lost 5.93% over the first quarter of 2022. The U.S. Treasury yield curve flattened significantly as short-term rates rose.

Bond markets tumbled around the world in the third quarter as central banks fought inflation with more rate hikes. Some major economies saw consumer prices rise by 8% to 10% annualized, surpassing 40-year highs.

Inside the series

Over their respective lifetimes, all funds rose in value with the exception of the 2039 fund, with returns ranging from 0.43% (College Enrollment Fund) to 6.32% (2030 fund).

While the underlying fixed income funds were negative for the fiscal year, five out of six funds outpaced their respective indexes, with an excess return of 2.50% for American Funds Mortgage Fund® over its benchmark. The Intermediate Bond Fund of America® trailed its benchmark by 0.82%. Many of the series’ underlying equity funds trailed their indexes as growth stocks, which are a focus of many of the underlying equity strategies held by the series, lagged some dividend-paying peers throughout the fiscal year.

Looking forward

Hope for the future should rest on past success. History shows that economies and markets have stronger recoveries following major wars and recessions. The decades following World War II saw flourishing innovation and prosperity. People and markets have shown their ability to endure, and once we get through this difficult time, we could be well-positioned for a similarly prosperous future.

Finally, our 90-year focus on exhaustive, fundamental research and investor well-being is designed for tough times. While no one could have predicted the extreme nature of this year’s turmoil, it is the reason we seek to invest in solid, stable, mature companies that we expect will be able to live up to their commitments.

Careful securities selection remains at the core of our investment process. We continue to encourage you to take a long-term view on investing.

As always, we thank you for your trust in our efforts and look forward to reporting to you next year.

Cordially,

Wesley K. Phoa
President

December 9, 2022

For current information about the series, visit capitalgroup.com.

American Funds College Target Date Series	3

Results at a glance

For periods ended October 31, 2022, with all distributions reinvested for Class 529-A shares

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

American Funds College 2039 Fund[2]	–23.02%	—	—	–9.67%
S&P 500 Index[3,4]	–14.61	—	—	–0.16
Bloomberg U.S. Aggregate Index[4,5]	–15.68	—	—	–9.13
American Funds College 2036 Fund[2]	–20.54	—	—	3.69
S&P 500 Index[3,4]	–14.61	—	—	10.55
Bloomberg U.S. Aggregate Index[4,5]	–15.68	—	—	–0.23
American Funds College 2033 Fund	–17.23	3.83%	—	5.05
S&P 500 Index[3,4]	–14.61	10.44	—	10.72
Bloomberg U.S. Aggregate Index[4,5]	–15.68	–0.54	—	0.28
American Funds College 2030 Fund	–13.28	3.47	6.63%	6.32
American Funds College 2027 Fund	–11.49	2.48	5.46	5.20
American Funds College 2024 Fund	–9.89	1.66	4.27	4.08
S&P 500 Index[3,4]	–14.61	10.44	12.79	12.22
Bloomberg U.S. Aggregate Index[4,5]	–15.68	–0.54	0.74	0.83
American Funds College Enrollment Fund	–8.75	0.04	0.43	0.43
Bloomberg U.S. Aggregate 1–5 Years Index[4,6]	–7.28	0.38	0.82	0.82

Past results are not predictive of results in future periods.

[1]	Since September 14, 2012, for all funds except College 2039 Fund, which commenced operations on March 26, 2021, College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015.
[2]	Five-year returns for College 2039 Fund are unavailable since the fund commenced operations on March 26, 2021. Five-year returns for College 2036 Fund are unavailable since the fund commenced operations on February 9, 2018.
[3]	The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC.
[4]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.
[5]	Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market. Source: Bloomberg Index Services Ltd.
[6]	Bloomberg U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market. Source: Bloomberg Index Services Ltd.

4	American Funds College Target Date Series

The value of a $10,000 investment

How a hypothetical $10,000 investment has grown (for periods ended October 31, 2022, with all distributions reinvested)

Fund results shown are for Class 529-A shares and reflect deduction of the maximum sales charge of 3.50% (2.50% for College Enrollment Fund) on a $10,000 investment.1 Thus, the net amount invested was $9,650 ($9,750 for College Enrollment Fund). Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

College 2039 Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2022)*

	1 year	Lifetime (since 3/26/21)

Class 529-A shares	–25.71%	–11.64%

*	Assumes payment of the maximum 3.50% sales charge.

College 2036 Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2022)*

	1 year	Lifetime (since 2/9/18)

Class 529-A shares	–23.33%	2.92%

*	Assumes payment of the maximum 3.50% sales charge.

College 2033 Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2022)*

	1 year	5 years	Lifetime (since 3/27/15)

Class 529-A shares	–20.12%	3.10%	4.56%

*	Assumes payment of the maximum 3.50% sales charge.

College 2030 Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2022)*

	1 year	5 years	10 years

Class 529-A shares	–16.31%	2.74%	6.25%

*	Assumes payment of the maximum 3.50% sales charge.

Refer to page 6 for footnotes.

American Funds College Target Date Series	5

College 2027 Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2022)*

	1 year	5 years	10 years

Class 529-A shares	–14.60%	1.75%	5.08%

*	Assumes payment of the maximum 3.50% sales charge.

College 2024 Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2022)*

	1 year	5 years	10 years

Class 529-A shares	–13.06%	0.93%	3.90%

*	Assumes payment of the maximum 3.50% sales charge.

College Enrollment Fund

Average annual total returns5 based on a $1,000 investment
(for periods ended October 31, 2022)*

	1 year	5 years	10 years

Class 529-A shares	–11.06%	–0.47%	0.17%

*	Assumes payment of the maximum 2.50% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $250,000 ($500,000 for College Enrollment Fund) or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Source: S&P Dow Jones Indices LLC. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market.
[5]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The college target date funds invest in Class R-6 shares of the underlying funds. The investment adviser has in the past reimbursed certain expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to the fund’s most recent prospectus for details. For more information on fee waivers and expense reimbursements, visit capitalgroup.com.
[6]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market.

The results shown are before taxes on fund distributions and sale of fund shares.

6	American Funds College Target Date Series

Investment approach for American Funds College Target Date Series

About the series

Launched in September 2012, American Funds College Target Date Series was designed to provide a low-maintenance investment option for parents who want to use a 529 savings plan to save for college.

An investor simply needs to select the College Target Date Series fund that most closely corresponds to the projected enrollment year of the student. American Funds takes care of the fund selection and the asset allocation and adjusts these over time as the enrollment date approaches. The only thing investors should need to worry about is making contributions.

For dates far from enrollment, the respective funds of funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds of funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt. The automatic rebalancing is disciplined and frequent to ensure that the funds are consistent with their stated investment objective.

The investment professionals of the Target Date Solutions Committee don’t attempt to be tactical asset allocators — that is, buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that would make sense through the cycle, and they stick to it.

The target allocations shown are as of October 31, 2022, and are subject to the Target Date Solutions Committee’s discretion. The investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below the allocations shown in the prospectus. Underlying funds may be added or removed during the year. Visit capitalgroup.com for current allocations.

American Funds College Target Date Series	7

American Funds College 2039 Fund

Investment portfolio October 31, 2022

Growth funds 47%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	966,502	$29,594
SMALLCAP World Fund, Inc., Class R-6[1]	489,840	27,985
The Growth Fund of America, Class R-6	401,434	21,216
New Perspective Fund, Class R-6	421,797	20,099
EuroPacific Growth Fund, Class R-6	298,063	13,675
The New Economy Fund, Class R-6[1]	276,420	11,999
American Funds Global Insight Fund, Class R-6	333,208	5,858
		130,426

Growth-and-income funds 37%
Fundamental Investors, Class R-6	522,720	31,374
Capital World Growth and Income Fund, Class R-6	564,721	27,547
The Investment Company of America, Class R-6	584,018	24,196
Washington Mutual Investors Fund, Class R-6	213,868	11,104
International Growth and Income Fund, Class R-6	318,462	9,114
		103,335

Balanced funds 7%
American Balanced Fund, Class R-6	346,629	9,775
American Funds Global Balanced Fund, Class R-6	315,830	9,775
		19,550

Fixed income funds 9%
U.S. Government Securities Fund, Class R-6	2,160,849	25,973

Total investment securities 100% (cost: $330,782,000)		279,284
Other assets less liabilities 0%		70

Net assets 100%		$279,354

8	American Funds College Target Date Series

American Funds College 2039 Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 47%
AMCAP Fund, Class R-6[1]	$7,565	$29,819	$—	$—	$(7,790)	$29,594	$—	$1,736
SMALLCAP World Fund, Inc., Class R-6[1]	6,909	28,480	—	—	(7,404)	27,985	—	863
The Growth Fund of America, Class R-6	5,043	20,931	—	—	(4,758)	21,216	29	584
New Perspective Fund, Class R-6	5,250	19,607	—	—	(4,758)	20,099	48	497
EuroPacific Growth Fund, Class R-6	4,111	13,556	100	— [3]	(3,892)	13,675	100	278
The New Economy Fund, Class R-6[1]	2,522	11,974	—	—	(2,497)	11,999	—	265
American Funds Global Insight Fund, Class R-6	725	5,711	—	—	(578)	5,858	9	—
						130,426
Growth-and-income funds 37%
Fundamental Investors, Class R-6	8,671	28,083	—	—	(5,380)	31,374	337	1,310
Capital World Growth and Income Fund, Class R-6	6,874	25,683	—	—	(5,010)	27,547	392	503
The Investment Company of America, Class R-6	5,078	22,207	—	—	(3,089)	24,196	242	561
Washington Mutual Investors Fund, Class R-6	2,072	9,717	—	—	(685)	11,104	113	229
International Growth and Income Fund, Class R-6	2,522	8,925	23	(1)	(2,309)	9,114	241	169
						103,335
Balanced funds 7%
American Balanced Fund, Class R-6	1,209	9,410	—	—	(844)	9,775	77	77
American Funds Global Balanced Fund, Class R-6	1,209	9,725	—	—	(1,159)	9,775	84	78
						19,550
Fixed income funds 9%
U.S. Government Securities Fund, Class R-6	5,872	25,781	2,493	(28)	(3,159)	25,973	505	—
Capital World Bond Fund, Class R-6[4]	3,454	8,819	10,582	(1,762)	71	—	157	—
						25,973
Total 100%				$(1,791)	$(53,241)	$279,284	$2,334	$7,150

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
[4]	Affiliated issuer during the reporting period but no longer held at 10/31/2022.

Refer to the notes to financial statements.

American Funds College Target Date Series	9

American Funds College 2036 Fund

Investment portfolio October 31, 2022

Growth funds 33%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	3,328,869	$101,930
SMALLCAP World Fund, Inc., Class R-6[1]	1,661,024	94,894
The Growth Fund of America, Class R-6	1,619,838	85,609
New Perspective Fund, Class R-6	1,339,899	63,846
American Funds Global Insight Fund, Class R-6	2,793,355	49,107
The New Economy Fund, Class R-6[1]	1,046,371	45,423
EuroPacific Growth Fund, Class R-6	448,256	20,566
		461,375

Growth-and-income funds 34%
Capital World Growth and Income Fund, Class R-6	2,526,310	123,233
Fundamental Investors, Class R-6	1,940,218	116,452
The Investment Company of America, Class R-6	2,807,199	116,302
Washington Mutual Investors Fund, Class R-6	1,443,156	74,929
International Growth and Income Fund, Class R-6	1,396,128	39,957
		470,873

Balanced funds 10%
American Balanced Fund, Class R-6	2,696,228	76,034
American Funds Global Balanced Fund, Class R-6	1,910,056	59,116
		135,150

Fixed income funds 23%
U.S. Government Securities Fund, Class R-6	14,230,768	171,054
The Bond Fund of America, Class R-6	12,689,097	140,722
		311,776

Total investment securities 100% (cost: $1,623,429,000)		1,379,174
Other assets less liabilities 0%		(390)

Net assets 100%		$1,378,784

10	American Funds College Target Date Series

American Funds College 2036 Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 33%
AMCAP Fund, Class R-6[1]	$108,389	$36,081	$—	$—	$(42,540)	$101,930	$—	$8,842
SMALLCAP World Fund, Inc., Class R-6[1]	114,169	38,866	4,814	(22)	(53,305)	94,894	—	9,634
The Growth Fund of America, Class R-6	78,920	40,187	—	—	(33,498)	85,609	298	6,031
New Perspective Fund, Class R-6	60,641	26,636	—	—	(23,431)	63,846	367	3,797
American Funds Global Insight Fund, Class R-6	42,979	16,252	—	—	(10,124)	49,107	411	—
The New Economy Fund, Class R-6[1]	40,006	23,821	—	—	(18,404)	45,423	—	2,953
EuroPacific Growth Fund, Class R-6	37,685	4,025	7,531	(419)	(13,194)	20,566	593	1,454
						461,375
Growth-and-income funds 34%
Capital World Growth and Income Fund, Class R-6	106,399	50,253	—	—	(33,419)	123,233	2,446	5,567
Fundamental Investors, Class R-6	103,373	41,889	—	—	(28,810)	116,452	1,767	8,915
The Investment Company of America, Class R-6	104,325	37,179	—	—	(25,202)	116,302	1,756	6,396
Washington Mutual Investors Fund, Class R-6	48,549	33,726	837	104	(6,613)	74,929	1,060	2,461
International Growth and Income Fund, Class R-6	39,024	15,656	—	—	(14,723)	39,957	1,365	1,792
						470,873
Balanced funds 10%
American Balanced Fund, Class R-6	69,270	20,046	110	(4)	(13,168)	76,034	1,211	2,332
American Funds Global Balanced Fund, Class R-6	61,958	13,269	52	(4)	(16,055)	59,116	1,220	2,680
						135,150
Fixed income funds 23%
U.S. Government Securities Fund, Class R-6	201,548	46,679	45,660	(1,823)	(29,690)	171,054	5,328	—
The Bond Fund of America, Class R-6	69,637	94,853	2,910	(90)	(20,768)	140,722	2,893	430
Capital World Bond Fund, Class R-6[3]	66,244	14,742	67,400	(14,992)	1,406	—	1,417	—
						311,776
Total 100%				$(17,250)	$(381,538)	$1,379,174	$22,132	$63,284

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Affiliated issuer during the reporting period but no longer held at 10/31/2022.

Refer to the notes to financial statements.

American Funds College Target Date Series	11

American Funds College 2033 Fund

Investment portfolio October 31, 2022

Growth funds 14%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	2,433,458	$74,513
American Funds Global Insight Fund, Class R-6	3,358,642	59,045
New Perspective Fund, Class R-6	1,208,342	57,577
The Growth Fund of America, Class R-6	918,381	48,536
SMALLCAP World Fund, Inc., Class R-6[1]	713,530	40,764
The New Economy Fund, Class R-6[1]	554,756	24,082
		304,517

Growth-and-income funds 35%
Capital World Growth and Income Fund, Class R-6	3,683,168	179,665
The Investment Company of America, Class R-6	3,541,355	146,718
Washington Mutual Investors Fund, Class R-6	2,529,653	131,340
Fundamental Investors, Class R-6	1,997,381	119,883
American Mutual Fund, Class R-6	2,169,766	106,297
International Growth and Income Fund, Class R-6	1,730,024	49,513
		733,416

Equity-income funds 4%
Capital Income Builder, Class R-6	885,116	53,523
The Income Fund of America, Class R-6	1,717,430	39,106
		92,629

Balanced funds 10%
American Balanced Fund, Class R-6	4,976,632	140,341
American Funds Global Balanced Fund, Class R-6	2,299,142	71,158
		211,499

Fixed income funds 37%
The Bond Fund of America, Class R-6	38,251,634	424,211
U.S. Government Securities Fund, Class R-6	19,108,490	229,684
American Funds Mortgage Fund, Class R-6	7,339,318	64,292
American Funds Strategic Bond Fund, Class R-6	6,801,746	64,209
		782,396

Total investment securities 100% (cost: $2,445,799,000)		2,124,457
Other assets less liabilities 0%		(563)

Net assets 100%		$2,123,894

12	American Funds College Target Date Series

American Funds College 2033 Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 14%
AMCAP Fund, Class R-6[1]	$96,106	$13,856	$88	$9	$(35,370)	$74,513	$—	$7,224
American Funds Global Insight Fund, Class R-6	77,024	2,314	5,230	(932)	(14,131)	59,045	678	—
New Perspective Fund, Class R-6	62,130	18,450	—	—	(23,003)	57,577	371	3,836
The Growth Fund of America, Class R-6	85,375	6,992	12,488	1,671	(33,014)	48,536	307	6,223
SMALLCAP World Fund, Inc., Class R-6[1]	81,447	7,223	14,306	(1,476)	(32,124)	40,764	—	6,378
The New Economy Fund, Class R-6[1]	49,591	3,386	10,290	(4,077)	(14,528)	24,082	—	3,386
						304,517
Growth-and-income funds 35%
Capital World Growth and Income Fund, Class R-6	172,187	57,492	—	—	(50,014)	179,665	3,665	8,598
The Investment Company of America, Class R-6	146,115	34,677	815	148	(33,407)	146,718	2,287	8,714
Washington Mutual Investors Fund, Class R-6	119,998	26,040	—	—	(14,698)	131,340	2,229	5,462
Fundamental Investors, Class R-6	139,254	19,335	2,798	(228)	(35,680)	119,883	2,120	11,435
American Mutual Fund, Class R-6	47,171	64,051	—	—	(4,925)	106,297	1,633	1,681
International Growth and Income Fund, Class R-6	59,470	10,743	1,089	(83)	(19,528)	49,513	1,792	2,496
						733,416
Equity-income funds 4%
Capital Income Builder, Class R-6	25,687	33,487	—	—	(5,651)	53,523	1,429	—
The Income Fund of America, Class R-6	17,955	25,208	—	—	(4,057)	39,106	970	777
						92,629
Balanced funds 10%
American Balanced Fund, Class R-6	137,793	26,707	—	—	(24,159)	140,341	2,248	4,355
American Funds Global Balanced Fund, Class R-6	81,522	9,445	135	(5)	(19,669)	71,158	1,512	3,346
						211,499
Fixed income funds 37%
The Bond Fund of America, Class R-6	403,102	116,103	11,331	(174)	(83,489)	424,211	11,637	2,203
U.S. Government Securities Fund, Class R-6	297,435	27,495	52,660	(1,366)	(41,220)	229,684	7,188	—
American Funds Mortgage Fund, Class R-6	28,610	43,941	—	—	(8,259)	64,292	934	—
American Funds Strategic Bond Fund, Class R-6	28,634	45,656	—	—	(10,081)	64,209	1,339	—
Capital World Bond Fund, Class R-6[3]	79,020	1,498	67,318	(14,015)	815	—	1,394	—
						782,396
Total 100%				$(20,528)	$(506,192)	$2,124,457	$43,733	$76,114

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Affiliated issuer during the reporting period but no longer held at 10/31/2022.

Refer to the notes to financial statements.

American Funds College Target Date Series	13

American Funds College 2030 Fund

Investment portfolio October 31, 2022

Growth funds 2%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	1,311,134	$23,050
AMCAP Fund, Class R-6[1]	738,334	22,608
New Perspective Fund, Class R-6	470,863	22,436
		68,094

Growth-and-income funds 26%
American Mutual Fund, Class R-6	5,336,501	261,435
Capital World Growth and Income Fund, Class R-6	3,380,839	164,917
Washington Mutual Investors Fund, Class R-6	2,796,137	145,176
The Investment Company of America, Class R-6	2,551,599	105,713
Fundamental Investors, Class R-6	766,233	45,989
International Growth and Income Fund, Class R-6	781,250	22,360
		745,590

Equity-income funds 12%
The Income Fund of America, Class R-6	8,810,947	200,625
Capital Income Builder, Class R-6	2,529,564	152,963
		353,588

Balanced funds 9%
American Balanced Fund, Class R-6	7,316,847	206,335
American Funds Global Balanced Fund, Class R-6	2,243,742	69,444
		275,779

Fixed income funds 51%
The Bond Fund of America, Class R-6	57,754,911	640,502
Intermediate Bond Fund of America, Class R-6	22,638,126	277,317
American Funds Mortgage Fund, Class R-6	26,208,109	229,583
American Funds Strategic Bond Fund, Class R-6	24,059,211	227,119
U.S. Government Securities Fund, Class R-6	9,176,809	110,305
		1,484,826

Total investment securities 100% (cost: $3,347,007,000)		2,927,877
Other assets less liabilities 0%		(832)

Net assets 100%		$2,927,045

14	American Funds College Target Date Series

American Funds College 2030 Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2%
American Funds Global Insight Fund, Class R-6	$44,552	$939	$14,382	$(2,265)	$(5,794)	$23,050	$392	$—
AMCAP Fund, Class R-6[1]	46,820	3,389	11,669	(2,591)	(13,341)	22,608	—	3,210
New Perspective Fund, Class R-6	46,019	3,416	11,530	(3,485)	(11,984)	22,436	275	2,841
						68,094
Growth-and-income funds 26%
American Mutual Fund, Class R-6	241,183	47,860	10,464	1,715	(18,859)	261,435	4,877	7,355
Capital World Growth and Income Fund, Class R-6	183,078	35,466	2,804	(266)	(50,557)	164,917	3,594	9,142
Washington Mutual Investors Fund, Class R-6	171,678	10,999	17,307	2,863	(23,057)	145,176	2,867	7,432
The Investment Company of America, Class R-6	130,715	12,785	8,776	(682)	(28,329)	105,713	1,877	7,702
Fundamental Investors, Class R-6	91,114	8,829	31,992	(5,792)	(16,170)	45,989	1,188	7,256
International Growth and Income Fund, Class R-6	44,108	3,545	12,579	(1,009)	(11,705)	22,360	1,030	1,851
						745,590
Equity-income funds 12%
The Income Fund of America, Class R-6	138,540	84,906	—	—	(22,821)	200,625	5,654	5,474
Capital Income Builder, Class R-6	137,173	35,172	—	—	(19,382)	152,963	5,424	—
						353,588
Balanced funds 9%
American Balanced Fund, Class R-6	212,138	30,451	—	—	(36,254)	206,335	3,388	6,652
American Funds Global Balanced Fund, Class R-6	82,187	7,833	924	(22)	(19,630)	69,444	1,509	3,373
						275,779
Fixed income funds 51%
The Bond Fund of America, Class R-6	746,194	110,986	75,694	(3,848)	(137,136)	640,502	19,654	3,957
Intermediate Bond Fund of America, Class R-6	142,503	161,323	—	—	(26,509)	277,317	4,940	—
American Funds Mortgage Fund, Class R-6	188,307	75,171	—	—	(33,895)	229,583	3,824	—
American Funds Strategic Bond Fund, Class R-6	188,319	80,036	—	—	(41,236)	227,119	5,803	—
U.S. Government Securities Fund, Class R-6	219,746	6,035	91,239	(3,537)	(20,700)	110,305	4,323	—
						1,484,826
Total 100%				$(18,919)	$(537,359)	$2,927,877	$70,619	$66,245

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds College Target Date Series	15

American Funds College 2027 Fund

Investment portfolio October 31, 2022

Growth-and-income funds 15%	Shares	Value (000)
American Mutual Fund, Class R-6	5,020,539	$245,956
Capital World Growth and Income Fund, Class R-6	1,506,297	73,477
Washington Mutual Investors Fund, Class R-6	794,940	41,274
The Investment Company of America, Class R-6	502,389	20,814
		381,521

Equity-income funds 10%
The Income Fund of America, Class R-6	7,643,699	174,047
Capital Income Builder, Class R-6	1,539,382	93,086
		267,133

Balanced funds 8%
American Balanced Fund, Class R-6	6,530,824	184,169
American Funds Global Balanced Fund, Class R-6	658,279	20,374
		204,543

Fixed income funds 67%
Intermediate Bond Fund of America, Class R-6	58,964,325	722,313
The Bond Fund of America, Class R-6	40,568,263	449,902
American Funds Mortgage Fund, Class R-6	37,754,811	330,732
American Funds Strategic Bond Fund, Class R-6	26,489,641	250,062
		1,753,009

Total investment securities 100% (cost: $2,937,809,000)		2,606,206
Other assets less liabilities 0%		(784)

Net assets 100%		$2,605,422

16	American Funds College Target Date Series

American Funds College 2027 Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 15%
American Mutual Fund, Class R-6	$185,827	$82,889	$10,519	$2,222	$(14,463)	$245,956	$3,958	$5,667
Capital World Growth and Income Fund, Class R-6	59,638	36,085	6,679	50	(15,617)	73,477	1,208	2,978
Washington Mutual Investors Fund, Class R-6	81,406	4,510	36,200	(1,014)	(7,428)	41,274	1,174	3,335
The Investment Company of America, Class R-6	40,370	2,854	14,302	(1,602)	(6,506)	20,814	506	2,348
						381,521
Equity-income funds 10%
The Income Fund of America, Class R-6	213,166	16,157	27,814	1,660	(29,122)	174,047	6,537	8,002
Capital Income Builder, Class R-6	132,442	5,485	29,888	(1,712)	(13,241)	93,086	4,483	—
						267,133
Balanced funds 8%
American Balanced Fund, Class R-6	188,317	27,553	—	—	(31,701)	184,169	2,963	5,870
American Funds Global Balanced Fund, Class R-6	39,234	2,491	13,072	(2,244)	(6,035)	20,374	645	1,610
						204,543
Fixed income funds 67%
Intermediate Bond Fund of America, Class R-6	557,464	243,849	—	—	(79,000)	722,313	14,787	—
The Bond Fund of America, Class R-6	622,741	54,025	118,085	(6,746)	(102,033)	449,902	15,236	3,177
American Funds Mortgage Fund, Class R-6	297,353	83,513	—	—	(50,134)	330,732	5,671	—
American Funds Strategic Bond Fund, Class R-6	259,589	39,002	—	—	(48,529)	250,062	6,951	—
						1,753,009
Total 100%				$(9,386)	$(403,809)	$2,606,206	$64,119	$32,987

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds College Target Date Series	17

American Funds College 2024 Fund

Investment portfolio October 31, 2022

Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	3,948,638	$193,444
Capital World Growth and Income Fund, Class R-6	450,372	21,969
		215,413

Equity-income funds 3%
The Income Fund of America, Class R-6	2,314,107	52,692
Capital Income Builder, Class R-6	366,300	22,150
		74,842

Balanced funds 6%
American Balanced Fund, Class R-6	5,891,433	166,138

Fixed income funds 84%
Intermediate Bond Fund of America, Class R-6	82,438,916	1,009,877
Short-Term Bond Fund of America, Class R-6	68,020,323	639,391
American Funds Mortgage Fund, Class R-6	38,186,723	334,516
American Funds Strategic Bond Fund, Class R-6	29,182,400	275,482
The Bond Fund of America, Class R-6	14,694,980	162,967
		2,422,233

Total investment securities 100% (cost: $3,204,542,000)		2,878,626
Other assets less liabilities 0%		(623)

Net assets 100%		$2,878,003

18	American Funds College Target Date Series

American Funds College 2024 Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 7%
American Mutual Fund, Class R-6	$144,067	$109,986	$53,671	$11,592	$(18,530)	$193,444	$2,785	$4,358
Capital World Growth and Income Fund, Class R-6	—	23,371	1,000	69	(471)	21,969	109	—
						215,413
Equity-income funds 3%
The Income Fund of America, Class R-6	117,198	7,317	59,683	2,965	(15,105)	52,692	2,918	4,400
Capital Income Builder, Class R-6	46,975	1,399	21,970	(993)	(3,261)	22,150	1,400	—
						74,842
Balanced funds 6%
American Balanced Fund, Class R-6	206,346	16,447	24,520	(662)	(31,473)	166,138	3,015	6,380
Fixed income funds 84%
Intermediate Bond Fund of America, Class R-6	1,082,354	69,759	17,636	(146)	(124,454)	1,009,877	23,536	—
Short-Term Bond Fund of America, Class R-6	316,516	364,089	10,035	(35)	(31,144)	639,391	7,679	—
American Funds Mortgage Fund, Class R-6	464,197	26,651	95,159	(6,368)	(54,805)	334,516	7,025	—
American Funds Strategic Bond Fund, Class R-6	305,442	29,482	4,397	112	(55,157)	275,482	8,017	—
The Bond Fund of America, Class R-6	455,967	11,463	246,050	(10,487)	(47,926)	162,967	8,286	2,186
						2,422,233
Total 100%				$(3,953)	$(382,326)	$2,878,626	$64,770	$17,324

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds College Target Date Series	19

American Funds College Enrollment Fund

Investment portfolio October 31, 2022

Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	2,181,491	$106,871

Balanced funds 5%
American Balanced Fund, Class R-6	3,787,377	106,804

Fixed income funds 90%
Intermediate Bond Fund of America, Class R-6	60,747,457	744,156
Short-Term Bond Fund of America, Class R-6	79,145,251	743,966
American Funds Mortgage Fund, Class R-6	24,104,199	211,153
American Funds Strategic Bond Fund, Class R-6	22,009,359	207,768
		1,907,043

Total investment securities 100% (cost: $2,365,301,000)		2,120,718
Other assets less liabilities 0%		(755)

Net assets 100%		$2,119,963

Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	$—	$121,569	$16,250	$824	$728	$106,871	$545	$—
Balanced funds 5%
American Balanced Fund, Class R-6	149,417	13,012	34,606	(270)	(20,749)	106,804	2,013	4,394
Fixed income funds 90%
Intermediate Bond Fund of America, Class R-6	1,043,175	19,367	217,971	(3,034)	(97,381)	744,156	19,370	—
Short-Term Bond Fund of America, Class R-6	1,042,603	12,578	257,931	(3,669)	(49,616)	743,966	12,578	—
American Funds Mortgage Fund, Class R-6	447,983	5,799	196,099	(13,393)	(33,137)	211,153	5,383	—
American Funds Strategic Bond Fund, Class R-6	295,777	6,764	50,769	(3,690)	(40,314)	207,768	6,747	—
						1,907,043
Total 100%				$(23,232)	$(240,469)	$2,120,718	$46,636	$4,394

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

20	American Funds College Target Date Series

Financial statements

Statements of assets and liabilities at October 31, 2022	(dollars and shares in thousands, except per-share amounts)

		College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund
Assets:
Investment securities of affiliated issuers, at value		$279,284	$1,379,174	$2,124,457	$2,927,877	$2,606,206
Receivables for:
Sales of fund’s shares		1,337	1,262	1,300	1,271	1,673
Dividends		25	452	1,231	2,329	2,728
Total assets		280,646	1,380,888	2,126,988	2,931,477	2,610,607
Liabilities:
Payables for:
Purchases of investments		1,104	1,379	2,071	2,678	3,843
Repurchases of fund’s shares		119	291	400	888	545
Services provided by related parties		55	362	508	705	653
Trustees’ deferred compensation		—	3	8	13	11
Other		14	69	107	148	133
Total liabilities		1,292	2,104	3,094	4,432	5,185
Net assets at October 31, 2022		$279,354	$1,378,784	$2,123,894	$2,927,045	$2,605,422

Net assets consist of:
Capital paid in on shares of beneficial interest		$324,449	$1,565,645	$2,362,928	$3,253,062	$2,870,623
Total accumulated loss		(45,095)	(186,861)	(239,034)	(326,017)	(265,201)
Net assets at October 31, 2022		$279,354	$1,378,784	$2,123,894	$2,927,045	$2,605,422

Investment securities of affiliated issuers, at cost		$330,782	$1,623,429	$2,445,799	$3,347,007	$2,937,809

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$201,914	$1,072,709	$1,748,150	$2,413,183	$2,087,608
	Shares outstanding	23,855	105,795	164,305	202,093	184,204
	Net asset value per share	$8.46	$10.14	$10.64	$11.94	$11.33
Class 529-C:	Net assets	$19,437	$80,430	$79,250	$111,586	$130,497
	Shares outstanding	2,316	8,066	7,559	9,500	11,681
	Net asset value per share	$8.39	$9.97	$10.48	$11.75	$11.17
Class 529-E:	Net assets	$3,883	$29,981	$54,442	$77,505	$69,375
	Shares outstanding	459	2,967	5,152	6,550	6,181
	Net asset value per share	$8.45	$10.11	$10.57	$11.83	$11.22
Class 529-T:	Net assets	$9	$12	$13	$13	$12
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$8.50	$10.23	$10.69	$11.98	$11.37
Class 529-F-1:	Net assets	$8	$12	$10	$10	$10
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$8.50	$10.21	$10.70	$12.00	$11.40
Class 529-F-2:	Net assets	$54,094	$195,614	$241,511	$323,659	$317,910
	Shares outstanding	6,367	19,286	22,689	27,093	28,042
	Net asset value per share	$8.50	$10.14	$10.64	$11.95	$11.34
Class 529-F-3:	Net assets	$9	$26	$518	$1,089	$10
	Shares outstanding	1	3	49	91	1
	Net asset value per share	$8.51	$10.15	$10.64	$11.94	$11.33

Refer to the notes to financial statements.

American Funds College Target Date Series	21

Financial statements (continued)

Statements of assets and liabilities at October 31, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		College 2024 Fund	College Enrollment Fund
Assets:
Investment securities of affiliated issuers, at value		$2,878,626	$2,120,718
Receivables for:
Sales of investments		—	991
Sales of fund’s shares		1,243	523
Dividends		3,636	2,814
Total assets		2,883,505	2,125,046

Liabilities:
Payables for:
Purchases of investments		3,947	2,814
Repurchases of fund’s shares		593	1,506
Services provided by related parties		800	632
Trustees’ deferred compensation		14	21
Other		148	110
Total liabilities		5,502	5,083
Net assets at October 31, 2022		$2,878,003	$2,119,963

Net assets consist of:
Capital paid in on shares of beneficial interest		$3,146,960	$2,352,299
Total accumulated loss		(268,957)	(232,336)
Net assets at October 31, 2022		$2,878,003	$2,119,963

Investment securities of affiliated issuers, at cost		$3,204,542	$2,365,301

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$2,231,822	$1,649,860
	Shares outstanding	205,456	182,084
	Net asset value per share	$10.86	$9.06
Class 529-C:	Net assets	$216,449	$134,862
	Shares outstanding	20,246	14,880
	Net asset value per share	$10.69	$9.06
Class 529-E:	Net assets	$88,809	$71,129
	Shares outstanding	8,226	7,878
	Net asset value per share	$10.80	$9.03
Class 529-T:	Net assets	$11	$10
	Shares outstanding	1	1
	Net asset value per share	$10.90	$9.08
Class 529-F-1:	Net assets	$9	$9
	Shares outstanding	1	1
	Net asset value per share	$10.91	$9.09
Class 529-F-2:	Net assets	$340,251	$264,084
	Shares outstanding	31,313	29,120
	Net asset value per share	$10.87	$9.07
Class 529-F-3:	Net assets	$652	$9
	Shares outstanding	60	1
	Net asset value per share	$10.86	$9.06

Refer to the notes to financial statements.

22	American Funds College Target Date Series

Financial statements (continued)

Statements of operations for the year ended October 31, 2022	(dollars in thousands)

	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund
Investment income:
Income:
Dividends from affiliated issuers	$2,334	$22,132	$43,733	$70,619	$64,119

Fees and expenses*:
Distribution services	546	3,670	5,617	7,680	6,905
Transfer agent services	185	1,359	2,172	3,007	2,657
529 plan services	108	800	1,272	1,760	1,560
Reports to shareholders	18	113	178	247	220
Registration statement and prospectus	10	80	97	122	111
Trustees’ compensation	— †	2	3	3	3
Auditing and legal	1	10	14	21	19
Custodian	1	4	7	9	8
Other	— †	2	4	5	5
Total fees and expenses	869	6,040	9,364	12,854	11,488
Net investment income	1,465	16,092	34,369	57,765	52,631

Net realized gain (loss) and unrealized depreciation:
Net realized loss on sale of investments in affiliated issuers	(1,791)	(17,250)	(20,528)	(18,919)	(9,386)
Capital gain distributions received from affiliated issuers	7,150	63,284	76,114	66,245	32,987
	5,359	46,034	55,586	47,326	23,601
Net unrealized depreciation on investments in affiliated issuers	(53,241)	(381,538)	(506,192)	(537,359)	(403,809)
Net realized gain (loss) and unrealized depreciation	(47,882)	(335,504)	(450,606)	(490,033)	(380,208)
Net decrease in net assets resulting from operations	$(46,417)	$(319,412)	$(416,237)	$(432,268)	$(327,577)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds College Target Date Series	23

Financial statements (continued)

Statements of operations for the year ended October 31, 2022 (continued)	(dollars in thousands)

	College 2024 Fund	College Enrollment Fund
Investment income:
Income:
Dividends from affiliated issuers	$64,770	$46,636

Fees and expenses*:
Distribution services	8,559	6,854
Transfer agent services	3,025	2,489
529 plan services	1,778	1,474
Reports to shareholders	247	197
Registration statement and prospectus	123	97
Trustees’ compensation	4	3
Auditing and legal	21	17
Custodian	9	8
Other	6	5
Total fees and expenses	13,772	11,144
Net investment income	50,998	35,492

Net realized gain (loss) and unrealized depreciation:
Net realized loss on sale of investments in affiliated issuers	(3,953)	(23,232)
Capital gain distributions received from affiliated issuers	17,324	4,394
	13,371	(18,838)
Net unrealized depreciation on investments in affiliated issuers	(382,326)	(240,469)
Net realized gain (loss) and unrealized depreciation	(368,955)	(259,307)
Net decrease in net assets resulting from operations	$(317,957)	$(223,815)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

24	American Funds College Target Date Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	College 2039 Fund		College 2036 Fund		College 2033 Fund
	Year ended October 31,	Period ended October 31,	Year ended October 31,		Year ended October 31,
	2022	2021*	2022	2021	2022	2021
Operations:
Net investment income	$1,465	$57	$16,092	$8,667	$34,369	$20,488
Net realized gain (loss)	5,359	52	46,034	96,123	55,586	225,916
Net unrealized (depreciation) appreciation	(53,241)	1,743	(381,538)	119,909	(506,192)	116,084
Net (decrease) increase in net assets resulting from operations	(46,417)	1,852	(319,412)	224,699	(416,237)	362,488

Distributions paid to shareholders	(512)	—	(103,659)	(35,131)	(237,382)	(100,031)

Net capital share transactions	257,155	67,276	449,200	488,102	542,538	439,249

Total increase (decrease) in net assets	210,226	69,128	26,129	677,670	(111,081)	701,706

Net assets:
Beginning of year	69,128	—	1,352,655	674,985	2,234,975	1,533,269
End of year	$279,354	$69,128	$1,378,784	$1,352,655	$2,123,894	$2,234,975

	College 2030 Fund		College 2027 Fund		College 2024 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2022	2021	2022	2021	2022	2021
Operations:
Net investment income	$57,765	$37,981	$52,631	$37,083	$50,998	$34,212
Net realized gain (loss)	47,326	330,537	23,601	180,897	13,371	149,899
Net unrealized (depreciation) appreciation	(537,359)	37,590	(403,809)	23,178	(382,326)	(35,235)
Net (decrease) increase in net assets resulting from operations	(432,268)	406,108	(327,577)	241,158	(317,957)	148,876

Distributions paid to shareholders	(348,319)	(134,383)	(192,518)	(120,460)	(144,351)	(128,784)

Net capital share transactions	654,174	490,887	448,774	476,868	202,263	501,023

Total increase (decrease) in net assets	(126,413)	762,612	(71,321)	597,566	(260,045)	521,115

Net assets:
Beginning of year	3,053,458	2,290,846	2,676,743	2,079,177	3,138,048	2,616,933
End of year	$2,927,045	$3,053,458	$2,605,422	$2,676,743	$2,878,003	$3,138,048

Refer to the end of the statements of changes in net assets for footnote.

Refer to the notes to financial statements.

American Funds College Target Date Series	25

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	College Enrollment Fund
	Year ended October 31,
	2022	2021
Operations:
Net investment income	$35,492	$13,294
Net realized gain (loss)	(18,838)	29,540
Net unrealized (depreciation) appreciation	(240,469)	(29,844)
Net (decrease) increase in net assets resulting from operations	(223,815)	12,990

Distributions paid to shareholders	(30,814)	(33,663)

Net capital share transactions	(603,251)	1,927,366

Total increase (decrease) in net assets	(857,880)	1,906,693

Net assets:
Beginning of year	2,977,843	1,071,150
End of year	$2,119,963	$2,977,843

*	For the period March 26, 2021, commencement of operations, through October 31, 2021.

Refer to the notes to financial statements.

26	American Funds College Target Date Series

Notes to financial statements

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2039 Fund (“College 2039 Fund”), American Funds College 2036 Fund (“College 2036 Fund”), American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. As each fund approaches its target date, it will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the College Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-C	None	1.00% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Class 529-T*	Up to 2.50%	None	None
Classes 529-F-1, 529-F-2 and 529-F-3	None	None	None
*	Class 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

American Funds College Target Date Series	27

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of October 31, 2022, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. Some of the funds may invest in an underlying fixed-income fund that is a nondiversified investment company under the Investment Company Act of 1940. To the extent that any of the funds that invest in the nondiversified investment company invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on that fund’s investment results.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the funds’ investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

28	American Funds College Target Date Series

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds College Target Date Series	29

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

30	American Funds College Target Date Series

As of and during the period ended October 31, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2022, were as follows (dollars in thousands):

	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College 2024 Fund	College Enrollment Fund
Undistributed ordinary income	$1,061	$11,380	$26,749	$45,814	$42,819	$43,620	$31,302
Undistributed long-term capital gains	5,388	46,508	56,146	48,147	23,803	13,803	—
Capital loss carryforward*	—	—	—	—	—	—	(18,399)
Gross unrealized appreciation on investments	—	—	5,739	30,708	18,226	10,581	756
Gross unrealized depreciation on investments	(51,544)	(244,747)	(327,660)	(450,672)	(350,038)	(336,946)	(245,974)
Net unrealized depreciation on investments	(51,544)	(244,747)	(321,921)	(419,964)	(331,812)	(326,365)	(245,218)
Cost of investments	330,828	1,623,921	2,446,378	3,347,841	2,938,018	3,204,991	2,365,936
Reclassification from total accumulated loss to capital paid in on shares of beneficial interest	18	30	4	2	7	1	153

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

No distributions were paid to shareholders of the College 2039 Fund during the period March 26, 2021, commencement of operations, through October 31, 2021. Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

College 2039 Fund

	Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$319		$47		$366
Class 529-C	19		4		23
Class 529-E	6		1		7
Class 529-T	—	†	—	†	—	†
Class 529-F-1	—	†	—	†	—	†
Class 529-F-2	104		12		116
Class 529-F-3	—	†	—	†	—	†
Total	$448		$64		$512

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	31

College 2036 Fund

	Year ended October 31, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$11,990		$68,916		$80,906		$14,263		$14,179		$28,442
Class 529-C	473		5,695		6,168		790		994		1,784
Class 529-E	283		1,903		2,186		348		374		722
Class 529-T	—	†	1		1		—	†	—	†	—	†
Class 529-F-1	—	†	1		1		—	†	—	†	—	†
Class 529-F-2	2,510		11,763		14,273		2,147		1,945		4,092
Class 529-F-3	23		101		124		49		42		91
Total	$15,279		$88,380		$103,659		$17,597		$17,534		$35,131

College 2033 Fund

	Year ended October 31, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$29,094		$166,515		$195,609		$34,385		$48,348		$82,733
Class 529-C	787		9,407		10,194		1,777		3,635		5,412
Class 529-E	788		5,186		5,974		1,028		1,563		2,591
Class 529-T	—	†	1		1		—	†	1		1
Class 529-F-1	—	†	1		1		—	†	—	†	—	†
Class 529-F-2	4,289		21,182		25,471		4,019		5,186		9,205
Class 529-F-3	23		109		132		40		49		89
Total	$34,981		$202,401		$237,382		$41,249		$58,782		$100,031

College 2030 Fund

	Year ended October 31, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$46,958		$241,570		$288,528		$49,683		$62,531		$112,214
Class 529-C	1,435		13,169		14,604		1,894		4,458		6,352
Class 529-E	1,354		7,844		9,198		1,484		2,043		3,527
Class 529-T	—	†	1		1		—	†	—	†	—	†
Class 529-F-1	—	†	1		1		—	†	—	†	—	†
Class 529-F-2	6,480		29,322		35,802		5,653		6,532		12,185
Class 529-F-3	34		151		185		50		55		105
Total	$56,261		$292,058		$348,319		$58,764		$75,619		$134,383

College 2027 Fund

	Year ended October 31, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$41,813		$113,866		$155,679		$52,834		$45,821		$98,655
Class 529-C	1,656		7,459		9,115		2,455		3,485		5,940
Class 529-E	1,235		3,771		5,006		1,650		1,541		3,191
Class 529-T	—	†	1		1		—	†	—	†	—	†
Class 529-F-1	—	†	—	†	—	†	—	†	—	†	—	†
Class 529-F-2	6,646		16,070		22,716		7,014		5,660		12,674
Class 529-F-3	—	†	1		1		—	†	—	†	—	†
Total	$51,350		$141,168		$192,518		$63,953		$56,507		$120,460

Refer to the end of the tables for footnotes.

32	American Funds College Target Date Series

College 2024 Fund

	Year ended October 31, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$28,579		$84,804		$113,383		$63,991		$38,145		$102,136
Class 529-C	1,069		8,932		10,001		4,973		4,427		9,400
Class 529-E	929		3,441		4,370		2,512		1,611		4,123
Class 529-T	—	†	1		1		—	†	—	†	—	†
Class 529-F-1	—	†	1		1		—	†	—	†	—	†
Class 529-F-2	4,801		11,748		16,549		8,394		4,668		13,062
Class 529-F-3	14		32		46		41		22		63
Total	$35,392		$108,959		$144,351		$79,911		$48,873		$128,784

College Enrollment Fund

	Year ended October 31, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$13,119		$11,417		$24,536		$21,448		$5,329		$26,777
Class 529-C	24		1,142		1,166		1,033		562		1,595
Class 529-E	389		499		888		882		241		1,123
Class 529-T	—	†	—	†	—	†	—	†	—	†	—	†
Class 529-F-1	—	†	—	†	—	†	—	†	—	†	—	†
Class 529-F-2	2,550		1,674		4,224		3,391		777		4,168
Class 529-F-3	—	†	—	†	—	†	—	†	—	†	—	†
Total	$16,082		$14,732		$30,814		$26,754		$6,909		$33,663

†	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights table.

Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class 529-F-2 and 529-F-3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50

American Funds College Target Date Series	33

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2022, unreimbursed expenses subject to reimbursement totaled $106,000 for College 2039 Fund’s Class 529-A shares. There were no unreimbursed expenses subject to reimbursement on any other funds.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 plan services — Each 529 share class of each fund is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to any of the funds.

Prior to January 1, 2022, the quarterly fee was based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended October 31, 2022, the 529 plan services fees were $8,752,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class of each fund.

For the year ended October 31, 2022, the class-specific expenses of each fund under these agreements described in this section were as follows (dollars in thousands):

College 2039 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$404	$144		$78
Class 529-C	129	14		7
Class 529-E	13	2		2
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	25		21
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$546	$185		$108

College 2036 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$2,678	$1,115		$624
Class 529-C	843	87		49
Class 529-E	149	20		17
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	137		110
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$3,670	$1,359		$800

Refer to the end of the tables for footnote.

34	American Funds College Target Date Series

College 2033 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$4,417	$1,868		$1,047
Class 529-C	920	94		53
Class 529-E	280	38		32
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	172		139
Class 529-F-3	Not applicable	—	*	1
Total class-specific expenses	$5,617	$2,172		$1,272

College 2030 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$6,022	$2,594		$1,454
Class 529-C	1,253	128		73
Class 529-E	405	55		47
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	230		185
Class 529-F-3	Not applicable	—	*	1
Total class-specific expenses	$7,680	$3,007		$1,760

College 2027 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$5,167	$2,241		$1,257
Class 529-C	1,380	142		80
Class 529-E	358	48		41
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	226		182
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$6,905	$2,657		$1,560

College 2024 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$5,666	$2,467		$1,385
Class 529-C	2,414	248		140
Class 529-E	479	65		56
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	245		197
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$8,559	$3,025		$1,778

College Enrollment Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$4,569	$2,028		$1,145
Class 529-C	1,852	188		107
Class 529-E	433	60		50
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	213		172
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$6,854	$2,489		$1,474

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

	Current fees		Decrease in value of deferred amounts	Total trustees’ compensation
College 2039 Fund	$—	*	$— *	$—	*
College 2036 Fund	3		(1)	2
College 2033 Fund	5		(2)	3
College 2030 Fund	6		(3)	3
College 2027 Fund	6		(3)	3
College 2024 Fund	7		(3)	4
College Enrollment Fund	6		(3)	3

*	Amount less than one thousand.

American Funds College Target Date Series	35

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the year ended October 31, 2022, as follows (dollars in thousands):

	Purchases	Sales
College 2039 Fund	$278,429	$13,198
College 2036 Fund	554,162	129,314
College 2033 Fund	594,099	178,547
College 2030 Fund	719,140	289,359
College 2027 Fund	598,412	256,559
College 2024 Fund	659,965	534,123
College Enrollment Fund	179,089	773,625

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2039 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2022

Class 529-A	$192,093	20,038	$366		34		$(8,951)	(965)	$183,508		19,107
Class 529-C	19,455	2,028	23		2		(840)	(92)	18,638		1,938
Class 529-E	3,554	372	6		1		(143)	(15)	3,417		358
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-2	53,516	5,531	117		11		(2,041)	(205)	51,592		5,337
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Total net increase (decrease)	$268,618	27,969	$512		48		$(11,975)	(1,277)	$257,155		26,740

For the period March 26, 2021[3], through October 31, 2021

Class 529-A	$51,733	4,815	$—		—		$(722)	(67)	$51,011		4,748
Class 529-C	4,136	384	—		—		(67)	(6)	4,069		378
Class 529-E	1,084	101	—		—		(3)	— [2]	1,081		101
Class 529-T	10	1	—		—		—	—	10		1
Class 529-F-1	10	1	—		—		—	—	10		1
Class 529-F-2	11,232	1,044	—		—		(147)	(14)	11,085		1,030
Class 529-F-3	10	1	—		—		—	—	10		1
Total net increase (decrease)	$68,215	6,347	$—		—		$(939)	(87)	$67,276		6,260

Refer to the end of the tables for footnotes.

36	American Funds College Target Date Series

College 2036 Fund

	Sales[1]			Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class 529-A	$313,790	26,971		$80,899	6,380		$(53,140)	(4,585)	$341,549	28,766
Class 529-C	22,018	1,869		6,166	491		(6,424)	(558)	21,760	1,802
Class 529-E	9,709	839		2,186	173		(1,659)	(146)	10,236	866
Class 529-T	—	—		1	—	[2]	—	—	1	—	[2]
Class 529-F-1	—	—		1	—	[2]	—	—	1	—	[2]
Class 529-F-2	75,935	6,510		14,266	1,127		(12,769)	(1,121)	77,432	6,516
Class 529-F-3	—	—		124	11		(1,903)	(164)	(1,779)	(153)
Total net increase (decrease)	$421,452	36,189		$103,643	8,182		$(75,895)	(6,574)	$449,200	37,797

Year ended October 31, 2021

Class 529-A	$370,614	28,768		$28,431	2,344		$(42,456)	(3,266)	$356,589	27,846
Class 529-C	42,606	3,351		1,785	148		(6,147)	(477)	38,244	3,022
Class 529-E	10,809	841		722	60		(1,488)	(117)	10,043	784
Class 529-T	—	—		1	—	[2]	—	—	1	—	[2]
Class 529-F-1	1	—	[2]	1	—	[2]	(42)	(4)	(40)	(4)
Class 529-F-2	88,284	6,853		4,092	338		(10,950)	(850)	81,426	6,341
Class 529-F-3	2,100	174		91	7		(352)	(26)	1,839	155
Total net increase (decrease)	$514,414	39,987		$35,123	2,897		$(61,435)	(4,740)	$488,102	38,144

College 2033 Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class 529-A	$341,311	28,296	$195,588	15,221		$(90,575)	(7,542)	$446,324	35,975
Class 529-C	18,360	1,531	10,190	799		(29,078)	(2,417)	(528)	(87)
Class 529-E	10,674	894	5,975	467		(2,441)	(206)	14,208	1,155
Class 529-T	—	—	2	—	[2]	—	—	2	— [2]
Class 529-F-1	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-2	69,642	5,771	25,468	1,985		(12,078)	(1,021)	83,032	6,735
Class 529-F-3	14	1	131	11		(646)	(54)	(501)	(42)
Total net increase (decrease)	$440,001	36,493	$237,355	18,483		$(134,818)	(11,240)	$542,538	43,736

Year ended October 31, 2021

Class 529-A	$370,649	27,162	$82,707	6,407		$(92,135)	(6,734)	$361,221	26,835
Class 529-C	21,057	1,559	5,408	422		(31,753)	(2,349)	(5,288)	(368)
Class 529-E	10,803	798	2,591	201		(3,433)	(251)	9,961	748
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	—	—	1	—	[2]	(13)	(1)	(12)	(1)
Class 529-F-2	76,654	5,609	9,206	714		(13,665)	(998)	72,195	5,325
Class 529-F-3	1,438	108	89	7		(356)	(25)	1,171	90
Total net increase (decrease)	$480,601	35,236	$100,003	7,751		$(141,355)	(10,358)	$439,249	32,629

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	37

College 2030 Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class 529-A	$380,460	28,474	$288,384	20,807		$(137,665)	(10,391)	$531,179	38,890
Class 529-C	27,467	2,089	14,585	1,063		(38,303)	(2,898)	3,749	254
Class 529-E	13,251	1,009	9,198	668		(5,866)	(453)	16,583	1,224
Class 529-T	—	—	2	—	[2]	—	—	2	—	[2]
Class 529-F-1	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-2	83,143	6,256	35,801	2,589		(16,080)	(1,226)	102,864	7,619
Class 529-F-3	12	1	186	13		(402)	(32)	(204)	(18)
Total net increase (decrease)	$504,333	37,829	$348,157	25,140		$(198,316)	(15,000)	$654,174	47,969

Year ended October 31, 2021

Class 529-A	$439,913	29,478	$112,190	7,895		$(144,736)	(9,677)	$407,367	27,696
Class 529-C	29,267	1,984	6,351	451		(49,425)	(3,349)	(13,807)	(914)
Class 529-E	15,173	1,021	3,526	250		(5,808)	(390)	12,891	881
Class 529-T	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-1	—	—	1	—	[2]	(4)	— [2]	(3)	—	[2]
Class 529-F-2	86,677	5,807	12,185	858		(15,994)	(1,074)	82,868	5,591
Class 529-F-3	1,838	125	105	8		(373)	(25)	1,570	108
Total net increase (decrease)	$572,868	38,415	$134,359	9,462		$(216,340)	(14,515)	$490,887	33,362

College 2027 Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class 529-A	$339,243	27,211	$155,653	12,085		$(149,700)	(12,093)	$345,196	27,203
Class 529-C	41,763	3,407	9,113	713		(36,557)	(2,972)	14,319	1,148
Class 529-E	12,288	999	5,003	391		(5,698)	(460)	11,593	930
Class 529-T	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-1	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-2	77,617	6,268	22,711	1,768		(22,665)	(1,822)	77,663	6,214
Class 529-F-3	—	—	1	—	[2]	—	—	1	—	[2]
Total net increase (decrease)	$470,911	37,885	$192,483	14,957		$(214,620)	(17,347)	$448,774	35,495

Year ended October 31, 2021

Class 529-A	$431,969	32,087	$98,610	7,603		$(153,849)	(11,410)	$376,730	28,280
Class 529-C	41,060	3,083	5,938	461		(43,234)	(3,238)	3,764	306
Class 529-E	14,136	1,058	3,190	248		(5,899)	(442)	11,427	864
Class 529-T	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-1	—	—	1	—	[2]	(4)	— [2]	(3)	—	[2]
Class 529-F-2	95,941	7,131	12,671	978		(23,664)	(1,754)	84,948	6,355
Class 529-F-3	—	—	1	—	[2]	—	—	1	—	[2]
Total net increase (decrease)	$583,106	43,359	$120,412	9,290		$(226,650)	(16,844)	$476,868	35,805

Refer to the end of the tables for footnotes.

38	American Funds College Target Date Series

College 2024 Fund

	Sales[1]				Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class 529-A	$333,484		28,392		$113,364		9,377		$(303,553)	(26,135)	$143,295	11,634
Class 529-C	60,218		5,189		10,000		834		(74,666)	(6,479)	(4,448)	(456)
Class 529-E	13,670		1,169		4,369		363		(14,791)	(1,272)	3,248	260
Class 529-T	—		—		1		—	[2]	—	—	1	—	[2]
Class 529-F-1	—		—		—	[2]	—	[2]	—	—	— [2]	—	[2]
Class 529-F-2	84,364		7,252		16,546		1,371		(40,483)	(3,502)	60,427	5,121
Class 529-F-3	—		—		46		4		(306)	(26)	(260)	(22)
Total net increase (decrease)	$491,736		42,002		$144,326		11,949		$(433,799)	(37,414)	$202,263	16,537

Year ended October 31, 2021

Class 529-A	$511,091		40,756		$102,088		8,300		$(225,499)	(17,966)	$387,680	31,090
Class 529-C	77,248		6,234		9,396		771		(69,243)	(5,581)	17,401	1,424
Class 529-E	20,520		1,646		4,121		336		(11,327)	(907)	13,314	1,075
Class 529-T	—		—		1		—	[2]	—	—	1	—	[2]
Class 529-F-1	—	[2]	—	[2]	1		—	[2]	(10)	(1)	(9)	(1)
Class 529-F-2	99,180		7,915		13,059		1,063		(30,649)	(2,441)	81,590	6,537
Class 529-F-3	1,257		98		63		5		(274)	(22)	1,046	81
Total net increase (decrease)	$709,296		56,649		$128,729		10,475		$(337,002)	(26,918)	$501,023	40,206

College Enrollment Fund

	Sales[1]		Issued in connection with the merger of College 2021 Fund		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class 529-A	$239,409	24,877			$24,516		2,469		$(712,235)	(74,033)	$(448,310)	(46,687)
Class 529-C	34,107	3,533			1,164		116		(121,915)	(12,626)	(86,644)	(8,977)
Class 529-E	10,989	1,144			887		90		(34,889)	(3,627)	(23,013)	(2,393)
Class 529-T	—	—			—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—			—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	58,022	6,099			4,222		426		(107,528)	(11,172)	(45,284)	(4,647)
Class 529-F-3	—	—			—	[2]	—	[2]	—	—	— [2]	— [2]
Total net increase (decrease)	$342,527	35,653			$30,789		3,101		$(976,567)	(101,458)	$(603,251)	(62,704)

Year ended October 31, 2021

Class 529-A	$244,763	25,215	$1,735,469	172,977	$26,741		2,647		$(515,784)	(51,114)	$1,491,189	149,725
Class 529-C	31,012	3,171	220,474	21,855	1,592		157		(103,996)	(10,262)	149,082	14,921
Class 529-E	9,425	986	83,631	8,353	1,122		111		(28,426)	(2,823)	65,752	6,627
Class 529-T	—	—	11	1	—	[2]	—	[2]	(11)	(1)	— [2]	— [2]
Class 529-F-1	—	—	10	1	—	[2]	—	[2]	(72)	(7)	(62)	(6)
Class 529-F-2	52,403	5,339	235,957	23,539	4,167		413		(71,122)	(7,048)	221,405	22,243
Class 529-F-3	—	—	10	1	—	[2]	—	[2]	(10)	(1)	— [2]	— [2]
Total net increase (decrease)	$337,603	34,711	$2,275,562	226,727	$33,622		3,328		$(719,421)	(71,256)	$1,927,366	193,510

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Commencement of operations.

American Funds College Target Date Series	39

Financial highlights

College 2039 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on scurities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2022	$11.04	$.07	$(2.60)	$(2.53)	$(.04)	$(.01)	$(.05)	$8.46	(23.02)%		$202		.48%		.48%		.85%		.78%
10/31/2021[7,8]	10.00	.03	1.01	1.04	—	—	—	11.04	10.40	[9]	53		.47	[10]	.47	[10]	.87	[10]	.45	[10]
Class 529-C:
10/31/2022	11.01	.01	(2.59)	(2.58)	(.03)	(.01)	(.04)	8.39	(23.55)		19		1.18		1.18		1.55		.06
10/31/2021[7,8]	10.00	(.02)	1.03	1.01	—	—	—	11.01	10.10	[9]	4		1.16	[10]	1.16	[10]	1.56	[10]	(.35)[10]
Class 529-E:
10/31/2022	11.04	.06	(2.60)	(2.54)	(.04)	(.01)	(.05)	8.45	(23.16)		4		.64		.64		1.01		.61
10/31/2021[7,8]	10.00	.02	1.02	1.04	—	—	—	11.04	10.40	[9]	1		.60	[10]	.60	[10]	1.00	[10]	.35	[10]
Class 529-T:
10/31/2022	11.05	.11	(2.61)	(2.50)	(.04)	(.01)	(.05)	8.50	(22.74)[11]		—	[12]	.17	[11]	.17	[11]	.54	[11]	1.19	[11]
10/31/20217,8	10.00	.05	1.00	1.05	—	—	—	11.05	10.50	[9,11]	—	[12]	.21	[10,11]	.20	[10,11]	.60	[10,11]	.72	[10,11]
Class 529-F-1:
10/31/2022	11.05	.11	(2.61)	(2.50)	(.04)	(.01)	(.05)	8.50	(22.78)[11]		—	[12]	.21	[11]	.21	[11]	.58	[11]	1.15	[11]
10/31/2021[7,8]	10.00	.04	1.01	1.05	—	—	—	11.05	10.50	[9,11]	—	[12]	.28	[10,11]	.27	[10,11]	.67	[10,11]	.65	[10,11]
Class 529-F-2:
10/31/2022	11.06	.10	(2.60)	(2.50)	(.05)	(.01)	(.06)	8.50	(22.73)		54		.15		.15		.52		1.11
10/31/2021[7,8]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60	[9]	11		.16	[10]	.16	[10]	.56	[10]	.72	[10]
Class 529-F-3:
10/31/2022	11.06	.12	(2.61)	(2.49)	(.05)	(.01)	(.06)	8.51	(22.65)		—	[12]	.07		.07		.44		1.29
10/31/2021[7,8]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60	[9]	—	[12]	.07	[10]	.07	[10]	.47	[10]	.84	[10]

Refer to the end of the tables for footnotes.

40	American Funds College Target Date Series

Financial highlights (continued)

College 2036 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2022	$13.77	$.13	$(2.76)	$(2.63)	$(.10)	$(.90)	$(1.00)	$10.14	(20.54)%	$1,073		.43%		.43%		.78%		1.18%
10/31/2021	11.22	.11	2.97	3.08	(.14)	(.39)	(.53)	13.77	28.16	1,061		.44		.44		.81		.83
10/31/2020	10.68	.12	.71	.83	(.14)	(.15)	(.29)	11.22	7.80	552		.48		.48		.85		1.15
10/31/2019	9.71	.15	.93	1.08	(.09)	(.02)	(.11)	10.68	11.33	275		.51		.51		.89		1.51
10/31/2018[7,13]	10.00	.09	(.38)	(.29)	—	—	—	9.71	(2.90)[9]	73		.56	[10]	.50	[10]	.89	[10]	1.27	[10]
Class 529-C:
10/31/2022	13.58	.05	(2.73)	(2.68)	(.03)	(.90)	(.93)	9.97	(21.17)	80		1.18		1.18		1.53		.43
10/31/2021	11.10	.01	2.95	2.96	(.09)	(.39)	(.48)	13.58	27.22	85		1.17		1.17		1.54		.09
10/31/2020	10.59	.05	.70	.75	(.09)	(.15)	(.24)	11.10	7.12	36		1.18		1.18		1.55		.48
10/31/2019	9.67	.08	.92	1.00	(.06)	(.02)	(.08)	10.59	10.48	18		1.20		1.20		1.58		.83
10/31/2018[7,13]	10.00	.05	(.38)	(.33)	—	—	—	9.67	(3.30)[9]	6		1.25	[10]	1.19	[10]	1.58	[10]	.66	[10]
Class 529-E:
10/31/2022	13.73	.11	(2.75)	(2.64)	(.08)	(.90)	(.98)	10.11	(20.66)	30		.64		.64		.99		.96
10/31/2021	11.20	.08	2.96	3.04	(.12)	(.39)	(.51)	13.73	27.82	29		.64		.64		1.01		.62
10/31/2020	10.67	.11	.70	.81	(.13)	(.15)	(.28)	11.20	7.60	15		.65		.65		1.02		1.00
10/31/2019	9.70	.14	.93	1.07	(.08)	(.02)	(.10)	10.67	11.19	8		.67		.67		1.05		1.36
10/31/2018[7,13]	10.00	.09	(.39)	(.30)	—	—	—	9.70	(3.00)[9]	2		.86	[10]	.68	[10]	1.07	[10]	1.23	[10]
Class 529-T:
10/31/2022	13.87	.17	(2.78)	(2.61)	(.13)	(.90)	(1.03)	10.23	(20.31)[11]	—	[12]	.17	[11]	.17	[11]	.52	[11]	1.44	[11]
10/31/2021	11.29	.14	2.99	3.13	(.16)	(.39)	(.55)	13.87	28.42 [11]	—	[12]	.20	[11]	.20	[11]	.57	[11]	1.08	[11]
10/31/2020	10.73	.16	.70	.86	(.15)	(.15)	(.30)	11.29	8.06 [11]	—	[12]	.23	[11]	.23	[11]	.60	[11]	1.50	[11]
10/31/2019	9.72	.19	.93	1.12	(.09)	(.02)	(.11)	10.73	11.66 [11]	—	[12]	.26	[11]	.26	[11]	.64	[11]	1.89	[11]
10/31/2018[7,13]	10.00	.11	(.39)	(.28)	—	—	—	9.72	(2.80)[9,11]	—	[12]	.71	[10,11]	.31	[10,11]	.70	[10,11]	1.49	[10,11]
Class 529-F-1:
10/31/2022	13.85	.16	(2.78)	(2.62)	(.12)	(.90)	(1.02)	10.21	(20.38)[11]	—	[12]	.21	[11]	.21	[11]	.56	[11]	1.40	[11]
10/31/2021	11.28	.13	2.99	3.12	(.16)	(.39)	(.55)	13.85	28.39 [11]	—	[12]	.24	[11]	.24	[11]	.61	[11]	.99	[11]
10/31/2020	10.72	.16	.71	.87	(.16)	(.15)	(.31)	11.28	8.17 [11]	—	[12]	.18	[11]	.18	[11]	.55	11	1.43	[11]
10/31/2019	9.73	.18	.94	1.12	(.11)	(.02)	(.13)	10.72	11.67	32		.20		.20		.58		1.80
10/31/2018[7,13]	10.00	.12	(.39)	(.27)	—	—	—	9.73	(2.70)[9]	8		.26	[10]	.19	[10]	.58	[10]	1.55	[10]
Class 529-F-2:
10/31/2022	13.77	.16	(2.75)	(2.59)	(.14)	(.90)	(1.04)	10.14	(20.34)	196		.15		.15		.50		1.45
10/31/2021	11.22	.14	2.97	3.11	(.17)	(.39)	(.56)	13.77	28.44	176		.17		.17		.54		1.09
10/31/2020[7,14]	11.22	—	—	—	—	—	—	11.22	—	72		—		—		—		—
Class 529-F-3:
10/31/2022	13.77	.19	(2.77)	(2.58)	(.14)	(.90)	(1.04)	10.15	(20.23)	—	[12]	.07		.07		.42		1.56
10/31/2021	11.22	.16	2.96	3.12	(.18)	(.39)	(.57)	13.77	28.56	2		.07		.07		.44		1.23
10/31/2020[7,14]	11.22	—	—	—	—	—	—	11.22	—	—	[12]	—		—		—		—

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	41

Financial highlights (continued)

College 2033 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class 529-A:
10/31/2022	$14.34	$.19	$(2.40)	$(2.21)	$(.15)	$(1.34)	$(1.49)	$10.64	(17.23)%	$1,748		.42%		.73%		1.57%
10/31/2021	12.44	.15	2.54	2.69	(.23)	(.56)	(.79)	14.34	22.35	1,840		.42		.75		1.07
10/31/2020	12.04	.17	.80	.97	(.21)	(.36)	(.57)	12.44	8.22	1,263		.42		.76		1.42
10/31/2019	11.33	.20	.97	1.17	(.17)	(.29)	(.46)	12.04	10.95	952		.45		.81		1.76
10/31/2018	11.67	.18	(.27)	(.09)	(.13)	(.12)	(.25)	11.33	(.78)	655		.43		.81		1.49
Class 529-C:
10/31/2022	14.13	.09	(2.37)	(2.28)	(.03)	(1.34)	(1.37)	10.48	(17.86)	79		1.17		1.48		.80
10/31/2021	12.27	.04	2.51	2.55	(.13)	(.56)	(.69)	14.13	21.36	108		1.17		1.50		.32
10/31/2020	11.88	.08	.80	.88	(.13)	(.36)	(.49)	12.27	7.53	98		1.17		1.51		.71
10/31/2019	11.18	.12	.96	1.08	(.09)	(.29)	(.38)	11.88	10.13	94		1.18		1.54		1.03
10/31/2018	11.53	.09	(.27)	(.18)	(.05)	(.12)	(.17)	11.18	(1.58)	73		1.20		1.58		.72
Class 529-E:
10/31/2022	14.25	.16	(2.38)	(2.22)	(.12)	(1.34)	(1.46)	10.57	(17.38)	54		.64		.95		1.35
10/31/2021	12.37	.12	2.53	2.65	(.21)	(.56)	(.77)	14.25	22.07	57		.63		.96		.85
10/31/2020	11.98	.14	.79	.93	(.18)	(.36)	(.54)	12.37	7.99	40		.64		.98		1.21
10/31/2019	11.28	.18	.96	1.14	(.15)	(.29)	(.44)	11.98	10.69	31		.66		1.02		1.55
10/31/2018	11.62	.15	(.26)	(.11)	(.11)	(.12)	(.23)	11.28	(1.01)	21		.67		1.05		1.26
Class 529-T:
10/31/2022	14.39	.22	(2.41)	(2.19)	(.17)	(1.34)	(1.51)	10.69	(17.00)[11]	—	[12]	.17	[11]	.48	[11]	1.82	[11]
10/31/2021	12.48	.17	2.56	2.73	(.26)	(.56)	(.82)	14.39	22.56 [11]	—	[12]	.21	[11]	.54	[11]	1.27	[11]
10/31/2020	12.07	.20	.80	1.00	(.23)	(.36)	(.59)	12.48	8.46 [11]	—	[12]	.21	[11]	.55	[11]	1.66	[11]
10/31/2019	11.35	.23	.97	1.20	(.19)	(.29)	(.48)	12.07	11.19 [11]	—	[12]	.24	[11]	.60	[11]	1.99	[11]
10/31/2018	11.67	.20	(.26)	(.06)	(.14)	(.12)	(.26)	11.35	(.52)[11]	—	[12]	.25	[11]	.63	[11]	1.68	[11]
Class 529-F-1:
10/31/2022	14.40	.21	(2.40)	(2.19)	(.17)	(1.34)	(1.51)	10.70	(17.04)[11]	—	[12]	.22	[11]	.53	[11]	1.77	[11]
10/31/2021	12.51	.17	2.56	2.73	(.28)	(.56)	(.84)	14.40	22.52 [11]	—	[12]	.25	[11]	.58	[11]	1.22	[11]
10/31/2020	12.10	.20	.80	1.00	(.23)	(.36)	(.59)	12.51	8.51 [11]	—	[12]	.18	[11]	.52	[11]	1.66	[11]
10/31/2019	11.38	.23	.98	1.21	(.20)	(.29)	(.49)	12.10	11.29	92		.19		.55		2.02
10/31/2018	11.71	.20	(.26)	(.06)	(.15)	(.12)	(.27)	11.38	(.59)	61		.20		.58		1.72
Class 529-F-2:
10/31/2022	14.34	.22	(2.40)	(2.18)	(.18)	(1.34)	(1.52)	10.64	(17.02)	242		.14		.45		1.85
10/31/2021	12.44	.18	2.54	2.72	(.26)	(.56)	(.82)	14.34	22.62	229		.17		.50		1.31
10/31/2020[7,14]	12.44	—	—	—	—	—	—	12.44	—	132		—		—		—
Class 529-F-3:
10/31/2022	14.34	.23	(2.40)	(2.17)	(.19)	(1.34)	(1.53)	10.64	(16.96)	1		.07		.38		1.91
10/31/2021	12.44	.20	2.54	2.74	(.28)	(.56)	(.84)	14.34	22.77	1		.07		.40		1.45
10/31/2020[7,14]	12.44	—	—	—	—	—	—	12.44	—	—	[12]	—		—		—

Refer to the end of the tables for footnotes.

42	American Funds College Target Date Series

Financial highlights (continued)

College 2030 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class 529-A:
10/31/2022	$15.49	$.25	$(2.07)	$(1.82)	$(.21)	$(1.52)	$(1.73)	$11.94	(13.28)%	$2,413		.41%		.68%		1.91%
10/31/2021	13.99	.21	2.10	2.31	(.35)	(.46)	(.81)	15.49	17.04	2,527		.41		.70		1.40
10/31/2020	13.86	.23	.52	.75	(.27)	(.35)	(.62)	13.99	5.53	1,896		.42		.74		1.64
10/31/2019	13.32	.26	1.07	1.33	(.22)	(.57)	(.79)	13.86	10.81	1,482		.44		.78		1.95
10/31/2018	13.83	.23	(.23)	— [15]	(.18)	(.33)	(.51)	13.32	(.07)	1,133		.43		.79		1.65
Class 529-C:
10/31/2022	15.24	.15	(2.03)	(1.88)	(.09)	(1.52)	(1.61)	11.75	(13.86)	112		1.17		1.44		1.14
10/31/2021	13.72	.09	2.07	2.16	(.18)	(.46)	(.64)	15.24	16.16	141		1.16		1.45		.64
10/31/2020	13.61	.13	.51	.64	(.18)	(.35)	(.53)	13.72	4.74	139		1.16		1.48		.97
10/31/2019	13.09	.16	1.05	1.21	(.12)	(.57)	(.69)	13.61	9.94	218		1.18		1.52		1.21
10/31/2018	13.60	.12	(.22)	(.10)	(.08)	(.33)	(.41)	13.09	(.82)	185		1.19		1.55		.87
Class 529-E:
10/31/2022	15.36	.22	(2.05)	(1.83)	(.18)	(1.52)	(1.70)	11.83	(13.46)	77		.64		.91		1.68
10/31/2021	13.88	.17	2.09	2.26	(.32)	(.46)	(.78)	15.36	16.77	82		.63		.92		1.17
10/31/2020	13.76	.19	.53	.72	(.25)	(.35)	(.60)	13.88	5.29	62		.64		.96		1.43
10/31/2019	13.23	.23	1.06	1.29	(.19)	(.57)	(.76)	13.76	10.56	53		.65		.99		1.74
10/31/2018	13.75	.19	(.23)	(.04)	(.15)	(.33)	(.48)	13.23	(.35)	41		.66		1.02		1.41
Class 529-T:
10/31/2022	15.52	.28	(2.06)	(1.78)	(.24)	(1.52)	(1.76)	11.98	(13.01)[11]	—	[12]	.17	[11]	.44	[11]	2.15	[11]
10/31/2021	14.01	.24	2.10	2.34	(.37)	(.46)	(.83)	15.52	17.28 [11]	—	[12]	.20	[11]	.49	[11]	1.61	[11]
10/31/2020	13.88	.26	.52	.78	(.30)	(.35)	(.65)	14.01	5.70 [11]	—	[12]	.21	[11]	.53	[11]	1.86	[11]
10/31/2019	13.33	.29	1.07	1.36	(.24)	(.57)	(.81)	13.88	11.07 [11]	—	[12]	.24	[11]	.58	[11]	2.16	[11]
10/31/2018	13.85	.25	(.23)	.02	(.21)	(.33)	(.54)	13.33	.05 [11]	—	[12]	.24	[11]	.60	[11]	1.82	[11]
Class 529-F-1:
10/31/2022	15.55	.28	(2.08)	(1.80)	(.23)	(1.52)	(1.75)	12.00	(13.11)[11]	—	[12]	.22	[11]	.49	[11]	2.10	[11]
10/31/2021	14.06	.23	2.12	2.35	(.40)	(.46)	(.86)	15.55	17.26 [11]	—	[12]	.25	[11]	.54	[11]	1.53	[11]
10/31/2020	13.93	.26	.53	.79	(.31)	(.35)	(.66)	14.06	5.74 [11]	—	[12]	.17	[11]	.49	[11]	1.88	[11]
10/31/2019	13.38	.29	1.08	1.37	(.25)	(.57)	(.82)	13.93	11.14	148		.19		.53		2.20
10/31/2018	13.89	.26	(.23)	.03	(.21)	(.33)	(.54)	13.38	.13	103		.19		.55		1.87
Class 529-F-2:
10/31/2022	15.49	.29	(2.06)	(1.77)	(.25)	(1.52)	(1.77)	11.95	(12.99)	324		.14		.41		2.18
10/31/2021	13.99	.25	2.09	2.34	(.38)	(.46)	(.84)	15.49	17.30	302		.17		.46		1.64
10/31/2020[7,14]	13.99	—	—	—	—	—	—	13.99	—	194		—		—		—
Class 529-F-3:
10/31/2022	15.49	.30	(2.07)	(1.77)	(.26)	(1.52)	(1.78)	11.94	(13.00)	1		.07		.34		2.24
10/31/2021	13.99	.27	2.09	2.36	(.40)	(.46)	(.86)	15.49	17.45	1		.07		.36		1.78
10/31/2020[7,14]	13.99	—	—	—	—	—	—	13.99	—	—	[12]	—		—		—

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	43

Financial highlights (continued)

College 2027 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2022	$13.77	$.24	$(1.71)	$(1.47)	$(.19)	$(.78)	$(.97)	$11.33	(11.49)%	$2,088		.41%		.41%		.66%		1.97%
10/31/2021	13.11	.21	1.20	1.41	(.39)	(.36)	(.75)	13.77	11.10	2,161		.41		.41		.66		1.54
10/31/2020	13.06	.24	.32	.56	(.29)	(.22)	(.51)	13.11	4.39	1,687		.42		.42		.69		1.86
10/31/2019	12.42	.27	.93	1.20	(.23)	(.33)	(.56)	13.06	10.23	1,303		.44		.44		.73		2.15
10/31/2018	12.92	.24	(.24)	—	(.19)	(.31)	(.50)	12.42	(.11)	969		.43		.43		.75		1.91
Class 529-C:
10/31/2022	13.58	.15	(1.69)	(1.54)	(.09)	(.78)	(.87)	11.17	(12.14)	130		1.17		1.17		1.42		1.20
10/31/2021	12.88	.11	1.18	1.29	(.23)	(.36)	(.59)	13.58	10.29	143		1.16		1.16		1.41		.79
10/31/2020	12.85	.15	.30	.45	(.20)	(.22)	(.42)	12.88	3.57	132		1.16		1.16		1.43		1.21
10/31/2019	12.22	.18	.92	1.10	(.14)	(.33)	(.47)	12.85	9.46	206		1.18		1.18		1.47		1.41
10/31/2018	12.72	.14	(.24)	(.10)	(.09)	(.31)	(.40)	12.22	(.89)	177		1.19		1.19		1.51		1.14
Class 529-E:
10/31/2022	13.64	.21	(1.69)	(1.48)	(.16)	(.78)	(.94)	11.22	(11.66)	69		.64		.64		.89		1.74
10/31/2021	13.00	.18	1.18	1.36	(.36)	(.36)	(.72)	13.64	10.79	72		.63		.63		.88		1.32
10/31/2020	12.96	.21	.32	.53	(.27)	(.22)	(.49)	13.00	4.16	57		.64		.64		.91		1.65
10/31/2019	12.33	.24	.93	1.17	(.21)	(.33)	(.54)	12.96	10.01	47		.65		.65		.94		1.94
10/31/2018	12.83	.21	(.24)	(.03)	(.16)	(.31)	(.47)	12.33	(.35)	35		.66		.66		.98		1.69
Class 529-T:
10/31/2022	13.81	.27	(1.71)	(1.44)	(.22)	(.78)	(1.00)	11.37	(11.28)[11]	—	[12]	.17	[11]	.17	[11]	.42	[11]	2.20	[11]
10/31/2021	13.14	.24	1.20	1.44	(.41)	(.36)	(.77)	13.81	11.33 [11]	—	[12]	.20	[11]	.20	[11]	.45	[11]	1.76	[11]
10/31/2020	13.09	.27	.31	.58	(.31)	(.22)	(.53)	13.14	4.56 [11]	—	[12]	.22	[11]	.22	[11]	.49	[11]	2.08	[11]
10/31/2019	12.44	.30	.93	1.23	(.25)	(.33)	(.58)	13.09	10.49 [11]	—	[12]	.23	[11]	.23	[11]	.52	[11]	2.36	[11]
10/31/2018	12.94	.27	(.25)	.02	(.21)	(.31)	(.52)	12.44	.08 [11]	—	[12]	.24	[11]	.24	[11]	.56	[11]	2.09	[11]
Class 529-F-1:
10/31/2022	13.83	.27	(1.71)	(1.44)	(.21)	(.78)	(.99)	11.40	(11.25)[11]	—	[12]	.22	[11]	.22	[11]	.47	[11]	2.15	[11]
10/31/2021	13.19	.23	1.20	1.43	(.43)	(.36)	(.79)	13.83	11.23 [11]	—	[12]	.25	[11]	.25	[11]	.50	[11]	1.64	[11]
10/31/2020	13.14	.27	.32	.59	(.32)	(.22)	(.54)	13.19	4.60 [11]	—	[12]	.17	[11]	.17	[11]	.44	[11]	2.11	[11]
10/31/2019	12.49	.30	.94	1.24	(.26)	(.33)	(.59)	13.14	10.55	157		.19		.19		.48		2.40
10/31/2018	12.98	.27	(.24)	.03	(.21)	(.31)	(.52)	12.49	.17	112		.19		.19		.51		2.15
Class 529-F-2:
10/31/2022	13.77	.28	(1.71)	(1.43)	(.22)	(.78)	(1.00)	11.34	(11.19)	318		.14		.14		.39		2.24
10/31/2021	13.11	.24	1.20	1.44	(.42)	(.36)	(.78)	13.77	11.35	301		.17		.17		.42		1.78
10/31/2020[7,14]	13.11	—	—	—	—	—	—	13.11	—	203		—		—		—		—
Class 529-F-3:
10/31/2022	13.76	.28	(1.70)	(1.42)	(.23)	(.78)	(1.01)	11.33	(11.14)	—	[12]	.08		.08		.33		2.29
10/31/2021	13.11	.25	1.20	1.45	(.44)	(.36)	(.80)	13.76	11.41	—	[12]	.10		.08		.33		1.89
10/31/2020[7,14]	13.11	—	—	—	—	—	—	13.11	—	—	[12]	—		—		—		—

Refer to the end of the tables for footnotes.

44	American Funds College Target Date Series

Financial highlights (continued)

College 2024 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class 529-A:
10/31/2022	$12.63	$.20	$(1.39)	$(1.19)	$(.14)	$(.44)	$(.58)	$10.86	(9.89)%	$2,232		.41%		.66%		1.70%
10/31/2021	12.57	.15	.52	.67	(.37)	(.24)	(.61)	12.63	5.49	2,448		.41		.65		1.21
10/31/2020	12.38	.21	.38	.59	(.28)	(.12)	(.40)	12.57	4.91	2,046		.42		.67		1.72
10/31/2019	11.78	.27	.74	1.01	(.23)	(.18)	(.41)	12.38	8.85	1,544		.43		.70		2.23
10/31/2018	12.09	.23	(.22)	.01	(.19)	(.13)	(.32)	11.78	.02	1,168		.43		.71		1.96
Class 529-C:
10/31/2022	12.44	.11	(1.38)	(1.27)	(.04)	(.44)	(.48)	10.69	(10.59)	216		1.17		1.42		.93
10/31/2021	12.35	.06	.52	.58	(.25)	(.24)	(.49)	12.44	4.75	258		1.16		1.40		.46
10/31/2020	12.18	.13	.36	.49	(.20)	(.12)	(.32)	12.35	4.12	238		1.16		1.41		1.07
10/31/2019	11.60	.18	.72	.90	(.14)	(.18)	(.32)	12.18	8.02	308		1.17		1.44		1.49
10/31/2018	11.90	.14	(.22)	(.08)	(.09)	(.13)	(.22)	11.60	(.71)	244		1.18		1.46		1.18
Class 529-E:
10/31/2022	12.56	.17	(1.38)	(1.21)	(.11)	(.44)	(.55)	10.80	(10.08)	89		.64		.89		1.47
10/31/2021	12.50	.12	.53	.65	(.35)	(.24)	(.59)	12.56	5.29	100		.63		.87		.99
10/31/2020	12.32	.19	.37	.56	(.26)	(.12)	(.38)	12.50	4.64	86		.64		.89		1.51
10/31/2019	11.72	.24	.74	.98	(.20)	(.18)	(.38)	12.32	8.67	70		.65		.92		2.01
10/31/2018	12.04	.20	(.23)	(.03)	(.16)	(.13)	(.29)	11.72	(.27)	54		.66		.94		1.73
Class 529-T:
10/31/2022	12.66	.23	(1.39)	(1.16)	(.16)	(.44)	(.60)	10.90	(9.61)[11]	—	[12]	.16	[11]	.41	[11]	1.94	[11]
10/31/2021	12.59	.18	.52	.70	(.39)	(.24)	(.63)	12.66	5.74 [11]	—	[12]	.21	[11]	.45	[11]	1.41	[11]
10/31/2020	12.40	.24	.37	.61	(.30)	(.12)	(.42)	12.59	5.07 [11]	—	[12]	.21	[11]	.46	[11]	1.96	[11]
10/31/2019	11.80	.29	.73	1.02	(.24)	(.18)	(.42)	12.40	9.02 [11]	—	[12]	.23	[11]	.50	[11]	2.43	[11]
10/31/2018	12.11	.25	(.22)	.03	(.21)	(.13)	(.34)	11.80	.22 [11]	—	[12]	.24	[11]	.52	[11]	2.14	[11]
Class 529-F-1:
10/31/2022	12.68	.22	(1.40)	(1.18)	(.15)	(.44)	(.59)	10.91	(9.74)[11]	—	[12]	.22	[11]	.47	[11]	1.88	[11]
10/31/2021	12.63	.17	.53	.70	(.41)	(.24)	(.65)	12.68	5.73 [11]	—	[12]	.26	[11]	.50	[11]	1.34	[11]
10/31/2020	12.44	.25	.37	.62	(.31)	(.12)	(.43)	12.63	5.12 [11]	—	[12]	.17	[11]	.42	[11]	1.97	[11]
10/31/2019	11.84	.30	.74	1.04	(.26)	(.18)	(.44)	12.44	9.09	188		.19		.46		2.47
10/31/2018	12.14	.26	(.22)	.04	(.21)	(.13)	(.34)	11.84	.30	135		.19		.47		2.19
Class 529-F-2:
10/31/2022	12.63	.23	(1.38)	(1.15)	(.17)	(.44)	(.61)	10.87	(9.59)	340		.14		.39		1.97
10/31/2021	12.57	.18	.52	.70	(.40)	(.24)	(.64)	12.63	5.73	331		.17		.41		1.45
10/31/2020[7,14]	12.57	—	—	—	—	—	—	12.57	—	247		—		—		—
Class 529-F-3:
10/31/2022	12.63	.23	(1.38)	(1.15)	(.18)	(.44)	(.62)	10.86	(9.61)	1		.07		.32		2.01
10/31/2021	12.57	.20	.52	.72	(.42)	(.24)	(.66)	12.63	5.87	1		.07		.31		1.61
10/31/2020[7,14]	12.57	—	—	—	—	—	—	12.57	—	—	[12]	—		—		—

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	45

Financial highlights (continued)

College Enrollment Fund

		(Loss) income from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2022	$10.04	$.14		$(1.01)	$(.87)	$(.06)	$(.05)	$(.11)	$9.06	(8.75)%	$1,650		.40%		.40%		.67%		1.43%
10/31/2021	10.39	.07		(.08)	(.01)	(.27)	(.07)	(.34)	10.04	(.07)	2,296		.41		.41		.68		.72
10/31/2020	10.09	.13		.40	.53	(.23)	—	(.23)	10.39	5.34	821		.41		.41		.68		1.25
10/31/2019	9.70	.19		.34	.53	(.14)	—	(.14)	10.09	5.49	769		.42		.42		.71		1.91
10/31/2018	9.95	.16		(.27)	(.11)	(.12)	(.02)	(.14)	9.70	(1.11)	818		.44		.44		.75		1.61
Class 529-C:
10/31/2022	10.06	.06		(1.01)	(.95)	— [15]	(.05)	(.05)	9.06	(9.47)	135		1.17		1.17		1.44		.63
10/31/2021	10.34	—	[15]	(.09)	(.09)	(.12)	(.07)	(.19)	10.06	(.85)	240		1.16		1.16		1.43		(.02)
10/31/2020	10.02	.07		.39	.46	(.14)	—	(.14)	10.34	4.63	92		1.12		1.12		1.39		.65
10/31/2019	9.64	.11		.34	.45	(.07)	—	(.07)	10.02	4.73	206		1.18		1.18		1.47		1.16
10/31/2018	9.84	.08		(.26)	(.18)	—	(.02)	(.02)	9.64	(1.87)	252		1.18		1.18		1.49		.87
Class 529-E:
10/31/2022	10.01	.11		(1.00)	(.89)	(.04)	(.05)	(.09)	9.03	(8.96)	71		.64		.64		.91		1.19
10/31/2021	10.36	.05		(.08)	(.03)	(.25)	(.07)	(.32)	10.01	(.31)	103		.63		.63		.90		.51
10/31/2020	10.05	.11		.40	.51	(.20)	—	(.20)	10.36	5.19	38		.61		.61		.88		1.08
10/31/2019	9.66	.17		.34	.51	(.12)	—	(.12)	10.05	5.31	42		.64		.64		.93		1.69
10/31/2018	9.92	.13		(.27)	(.14)	(.10)	(.02)	(.12)	9.66	(1.45)	49		.65		.65		.96		1.39
Class 529-T:
10/31/2022	10.05	.16		(1.01)	(.85)	(.07)	(.05)	(.12)	9.08	(8.53)[11]	—	[12]	.18	[11]	.18	[11]	.45	[11]	1.68	[11]
10/31/2021	10.40	.09		(.08)	.01	(.29)	(.07)	(.36)	10.05	.13 [11]	—	[12]	.20	[11]	.20	[11]	.47	[11]	.89	[11]
10/31/2020	10.10	.15		.40	.55	(.25)	—	(.25)	10.40	5.57 [11]	—	[12]	.21	[11]	.21	[11]	.48	[11]	1.47	[11]
10/31/2019	9.70	.21		.34	.55	(.15)	—	(.15)	10.10	5.71 [11]	—	[12]	.23	[11]	.23	[11]	.52	[11]	2.10	[11]
10/31/2018	9.96	.16		(.25)	(.09)	(.15)	(.02)	(.17)	9.70	(.96)[11]	—	[12]	.25	[11]	.25	[11]	.56	[11]	1.69	[11]
Class 529-F-1:
10/31/2022	10.06	.16		(1.02)	(.86)	(.06)	(.05)	(.11)	9.09	(8.60)[11]	—	[12]	.22	[11]	.22	[11]	.49	[11]	1.64	[11]
10/31/2021	10.43	.08		(.07)	.01	(.31)	(.07)	(.38)	10.06	.08 [11]	—	[12]	.27	[11]	.27	[11]	.54	[11]	.81	[11]
10/31/2020	10.13	.15		.40	.55	(.25)	—	(.25)	10.43	5.59	—	[12]	.18		.18		.45		1.51
10/31/2019	9.73	.21		.35	.56	(.16)	—	(.16)	10.13	5.81	125		.19		.19		.48		2.15
10/31/2018	9.99	.18		(.27)	(.09)	(.15)	(.02)	(.17)	9.73	(.99)	128		.18		.18		.49		1.85
Class 529-F-2:
10/31/2022	10.04	.16		(1.00)	(.84)	(.08)	(.05)	(.13)	9.07	(8.47)	264		.14		.14		.41		1.69
10/31/2021	10.39	.10		(.08)	.02	(.30)	(.07)	(.37)	10.04	.17	339		.17		.17		.44		.96
10/31/2020[7,14]	10.39	—		—	—	—	—	—	10.39	—	120		—		—		—		—
Class 529-F-3:
10/31/2022	10.03	.17		(1.01)	(.84)	(.08)	(.05)	(.13)	9.06	(8.44)	—	[12]	.09		.09		.36		1.77
10/31/2021	10.39	.10		(.08)	.02	(.31)	(.07)	(.38)	10.03	.23	—	[12]	.10		.08		.35		1.01
10/31/2020[7,14]	10.39	—		—	—	—	—	—	10.39	—	—	[12]	—		—		—		—

Refer to the end of the tables for footnotes.

46	American Funds College Target Date Series

Financial highlights (continued)

	Year ended October 31,
Portfolio turnover rate for all share classes	2022	2021	2020	2019		2018
College 2039 Fund	7%	4%[7,8,9]
College 2036 Fund	9	27	28%	—%[16]		—%[7,9,13,16]
College 2033 Fund	8	35	26	4		—	[16]
College 2030 Fund	10	44	24	7		8
College 2027 Fund	10	30	28	9		10
College 2024 Fund	17	18	13	—	[16]	6
College Enrollment Fund	7	11	16	5		4

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes on some funds and/or reimbursed a portion of miscellaneous fees and expenses during certain funds’ startup periods.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for a period that is less than a full year.
[8]	For the period March 26, 2021, commencement of operations, through October 31, 2021.
[9]	Not annualized.
[10]	Annualized.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	For the period February 9, 2018, commencement of operations, through October 31, 2018.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Amount less than $.01.
[16]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds College Target Date Series	47

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds College Target Date Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Funds College Target Date Series (the “Funds”) comprising the American Funds College 2039 Fund, American Funds College 2036 Fund, American Funds College 2033 Fund, American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, and American Funds College Enrollment Fund, including the investment portfolios, as of October 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Funds, except American Funds College 2036 Fund and American Funds College 2039 Fund; the related statement of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from February 9, 2018 (commencement of operations) through October 31, 2018, for American Funds College 2036 Fund; the related statement of operations for the year ended October 31, 2022, and the statements of changes in net assets and financial highlights for the year then ended and the period from March 26, 2021 (commencement of operations) through October 31, 2021, for American Funds College 2039 Fund; and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, except American Funds College 2036 Fund and American Funds College 2039 Fund, as of October 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of American Funds College 2036 Fund and American Funds College 2039 Fund as of October 31, 2022; the results of operations for the year ended October 31, 2022, the changes in net assets and financial highlights for the year then ended and the period from March 26, 2021 (commencement of operations) through October 31, 2021 for American Funds College 2039 Fund; the results of operations for the year ended October 31, 2022, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from February 9, 2018 (commencement of operations) through October 31, 2018, for American Funds College 2036 Fund, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2022, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

December 9, 2022

We have served as the auditor of one or more American Funds investment companies since 1956.

48	American Funds College Target Date Series

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2022, through October 31, 2022).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds College Target Date Series	49

Expense example (continued)

College 2039 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$918.57	$2.37	.49%	$4.16	.86%
Class 529-A – assumed 5% return	1,000.00	1,022.74	2.50	.49	4.38	.86
Class 529-C – actual return	1,000.00	915.94	5.75	1.19	7.53	1.56
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.93	1.56
Class 529-E – actual return	1,000.00	918.48	3.09	.64	4.88	1.01
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	5.14	1.01
Class 529-T – actual return	1,000.00	920.91	.73	.15	2.52	.52
Class 529-T – assumed 5% return	1,000.00	1,024.45	.77	.15	2.65	.52
Class 529-F-1 – actual return	1,000.00	920.91	.97	.20	2.76	.57
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.91	.57
Class 529-F-2 – actual return	1,000.00	920.91	.73	.15	2.52	.52
Class 529-F-2 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.65	.52
Class 529-F-3 – actual return	1,000.00	920.99	.29	.06	2.08	.43
Class 529-F-3 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.19	.43

College 2036 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$924.34	$2.13	.44%	$3.83	.79%
Class 529-A – assumed 5% return	1,000.00	1,022.99	2.24	.44	4.02	.79
Class 529-C – actual return	1,000.00	920.59	5.76	1.19	7.46	1.54
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.83	1.54
Class 529-E – actual return	1,000.00	923.29	3.15	.65	4.85	1.00
Class 529-E – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.09	1.00
Class 529-T – actual return	1,000.00	925.79	.83	.17	2.52	.52
Class 529-T – assumed 5% return	1,000.00	1,024.35	.87	.17	2.65	.52
Class 529-F-1 – actual return	1,000.00	925.66	1.07	.22	2.77	.57
Class 529-F-1 – assumed 5% return	1,000.00	1,024.10	1.12	.22	2.91	.57
Class 529-F-2 – actual return	1,000.00	925.18	.73	.15	2.43	.50
Class 529-F-2 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.55	.50
Class 529-F-3 – actual return	1,000.00	926.10	.29	.06	1.99	.41
Class 529-F-3 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.09	.41

Refer to the end of the tables for footnotes.

50	American Funds College Target Date Series

Expense example (continued)

College 2033 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$930.07	$2.09	.43%	$3.60	.74%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.77	.74
Class 529-C – actual return	1,000.00	926.61	5.73	1.18	7.24	1.49
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	7.58	1.49
Class 529-E – actual return	1,000.00	929.64	3.16	.65	4.67	.96
Class 529-E – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.89	.96
Class 529-T – actual return	1,000.00	932.00	.88	.18	2.39	.49
Class 529-T – assumed 5% return	1,000.00	1,024.30	.92	.18	2.50	.49
Class 529-F-1 – actual return	1,000.00	932.06	1.12	.23	2.63	.54
Class 529-F-1 – assumed 5% return	1,000.00	1,024.05	1.17	.23	2.75	.54
Class 529-F-2 – actual return	1,000.00	930.88	.73	.15	2.24	.46
Class 529-F-2 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.35	.46
Class 529-F-3 – actual return	1,000.00	931.70	.39	.08	1.90	.39
Class 529-F-3 – assumed 5% return	1,000.00	1,024.80	.41	.08	1.99	.39

College 2030 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$936.47	$2.10	.43%	$3.42	.70%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.57	.70
Class 529-C – actual return	1,000.00	933.28	5.75	1.18	7.07	1.45
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	7.37	1.45
Class 529-E – actual return	1,000.00	935.92	3.17	.65	4.49	.92
Class 529-E – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.69	.92
Class 529-T – actual return	1,000.00	938.14	.88	.18	2.20	.45
Class 529-T – assumed 5% return	1,000.00	1,024.30	.92	.18	2.29	.45
Class 529-F-1 – actual return	1,000.00	937.50	1.12	.23	2.44	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,024.05	1.17	.23	2.55	.50
Class 529-F-2 – actual return	1,000.00	938.73	.73	.15	2.05	.42
Class 529-F-2 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.14	.42
Class 529-F-3 – actual return	1,000.00	937.95	.39	.08	1.71	.35
Class 529-F-3 – assumed 5% return	1,000.00	1,024.80	.41	.08	1.79	.35

Refer to the end of the tables for footnotes.

American Funds College Target Date Series	51

Expense example (continued)

College 2027 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$941.02	$2.10	.43%	$3.33	.68%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.47	.68
Class 529-C – actual return	1,000.00	937.87	5.81	1.19	7.03	1.44
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.32	1.44
Class 529-E – actual return	1,000.00	939.70	3.18	.65	4.40	.90
Class 529-E – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.58	.90
Class 529-T – actual return	1,000.00	942.00	.83	.17	2.06	.42
Class 529-T – assumed 5% return	1,000.00	1,024.35	.87	.17	2.14	.42
Class 529-F-1 – actual return	1,000.00	942.15	1.13	.23	2.35	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,024.05	1.17	.23	2.45	.48
Class 529-F-2 – actual return	1,000.00	942.65	.73	.15	1.96	.40
Class 529-F-2 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.04	.40
Class 529-F-3 – actual return	1,000.00	942.60	.44	.09	1.66	.34
Class 529-F-3 – assumed 5% return	1,000.00	1,024.75	.46	.09	1.73	.34

College 2024 Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$952.63	$2.12	.43%	$3.35	.68%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.47	.68
Class 529-C – actual return	1,000.00	948.53	5.84	1.19	7.07	1.44
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.32	1.44
Class 529-E – actual return	1,000.00	951.54	3.20	.65	4.43	.90
Class 529-E – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.58	.90
Class 529-T – actual return	1,000.00	954.47	.84	.17	2.07	.42
Class 529-T – assumed 5% return	1,000.00	1,024.35	.87	.17	2.14	.42
Class 529-F-1 – actual return	1,000.00	952.84	1.13	.23	2.36	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,024.05	1.17	.23	2.45	.48
Class 529-F-2 – actual return	1,000.00	954.34	.74	.15	1.97	.40
Class 529-F-2 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.04	.40
Class 529-F-3 – actual return	1,000.00	954.30	.39	.08	1.63	.33
Class 529-F-3 – assumed 5% return	1,000.00	1,024.80	.41	.08	1.68	.33

Refer to the end of the tables for footnotes.

52	American Funds College Target Date Series

Expense example (continued)

College Enrollment Fund

	Beginning account value 5/1/2022	Ending account value 10/31/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$958.73	$2.07	.42%	$3.41	.69%
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	3.52	.69
Class 529-C – actual return	1,000.00	955.69	5.87	1.19	7.20	1.46
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.43	1.46
Class 529-E – actual return	1,000.00	958.60	3.21	.65	4.54	.92
Class 529-E – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.69	.92
Class 529-T – actual return	1,000.00	960.85	.94	.19	2.27	.46
Class 529-T – assumed 5% return	1,000.00	1,024.25	.97	.19	2.35	.46
Class 529-F-1 – actual return	1,000.00	959.88	1.14	.23	2.47	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,024.05	1.17	.23	2.55	.50
Class 529-F-2 – actual return	1,000.00	960.80	.74	.15	2.08	.42
Class 529-F-2 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.14	.42
Class 529-F-3 – actual return	1,000.00	960.77	.49	.10	1.83	.37
Class 529-F-3 – assumed 5% return	1,000.00	1,024.70	.51	.10	1.89	.37

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds College Target Date Series	53

Tax information

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2022:

	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College 2024 Fund	College Enrollment Fund
Long-term capital gains	$64,000	$88,380,000	$202,401,000	$292,058,000	$141,168,000	$108,959,000	$14,718,000

54	American Funds College Target Date Series

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2012	Former Dean and Professor of Marketing, Marshall School of Business, University of Southern California	96	Advanced Merger Partners; EVe Mobility Acquisition Corp (acquisitions of companies in the electric vehicle market); J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	91	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	87	None
Merit E. Janow, 1958	2012	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	93	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2012	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 Senior Vice President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]	30	None
Michael C. Gitlin, 1970	2019	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	86	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 56 for footnotes.

American Funds College Target Date Series	55

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Wesley K. Phoa, 1966 President	2012	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Partner — Capital Solutions Group, Capital Research and Management Company
Walt Burkley, 1966 Principal Executive Officer	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]; Director, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Michelle J. Black, 1971 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Vice Chair, President and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Samir Mathur, 1965 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Shannon Ward, 1964 Senior Vice President	2021	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Reagan Anderson, 1977 Vice President	2020	Senior Vice President — Government Relations, Capital Group Companies Global[6]
Maria Manotok, 1974 Vice President	2012	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6] ; Senior Vice President, Secretary and Director, Capital Group Companies Global[6]; Senior Vice President, Secretary and Director, Capital Group International, Inc.[6]
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed, except Reagan Anderson, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

56	American Funds College Target Date Series

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American Funds College Target Date Series	57

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58	American Funds College Target Date Series

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American Funds College Target Date Series	59

Office of the series

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

60	American Funds College Target Date Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, summary prospectuses and CollegeAmerica Program Description, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com. CollegeAmerica is distributed by American Funds Distributors. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds College Target Date Series’ portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

Depending on your state of residence, there may be an in-state plan that provides state tax and other state benefits, such as financial aid, scholarship funds and protection from creditors, not available through CollegeAmerica. Before investing in any state’s 529 plan, investors should consult a tax advisor.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFCTD

Registrant:

a) Audit Fees:
Audit	2021	71,000
	2022	59,000

b) Audit-Related Fees:
	2021	2,000
	2022	3,000

c) Tax Fees:
	2021	27,000
	2022	32,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2021	None
	2022	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2021	1,442,000
	2022	2,221,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2021	1,000
	2022	394,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2021	2,000
	2022	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,474,000 for fiscal year 2021 and $2,650,000 for fiscal year 2022. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Principal Executive Officer

Date: December 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Principal Executive Officer

Date: December 30, 2022

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 30, 2022